As filed with the Securities and Exchange Commission on September 30, 2002.

                    Registration No. 333-43554 and 811-10039

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No.  3                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No.  5                                             /X/

                                  J&B Funds
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/  immediately upon filing pursuant to paragraph (b) of Rule 485
      /X/  on September 30, 2002 pursuant to paragraph (b) of Rule 485
      /_/  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      /_/  on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/  75 days after filing pursuant to paragraph (a)(2) of Rule 485
      /_/  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                    J&B Funds

                                   Prospectus

                               September 30, 2002

                                  EQUITY FUNDS

                       J&B Mid-Cap Aggressive Growth Fund

                      J&B Small-Cap Aggressive Growth Fund

                        J&B Small-Cap International Fund

                                    J&B Funds

                              Jones & Babson, Inc.
                             Manager and Distributor
                         A Member of the Generali Group

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed upon the  adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

                                   Prospectus

                               September 30, 2002

                                    J&B Funds

                              Manager & Distributor
                              Jones & Babson, Inc.
                              Kansas City, Missouri

                                  Equity Funds

                                   J&B Mid-Cap
                             Aggressive Growth Fund

                                  J&B Small-Cap
                             Aggressive Growth Fund

                                  J&B Small-Cap
                               International Fund

Table of Contents                                                   Page

Information About The Funds

Investment Objectives and Principal Investment Strategies             2
Principal Risk Factors                                                3
Past Performance                                                      5
Fees and Expenses                                                     5
Management                                                            6
Financial Highlights                                                  8

Information About Investing
How to Purchase Shares                                                8
How to Redeem Shares                                                  9
Shareholder Services                                                  9
How Share Price is Determined                                         9
Distributions and Taxes                                              10
Additional Policies About Transactions                               10
Conducting Business with the J&B Funds                               12

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

J&B Fund

J&B Mid-Cap Aggressive Growth Fund
J&B Small-Cap Aggressive Growth Fund

Objective

Above average capital appreciation

Principal Risks*

Market Risks
Small Company Risks

J&B Fund

J&B SMALL-CAP INTERNATIONAL FUND

Objective

Long-term growth of capital

Principal Risks*

Market Risks
Small Company Risks
International Risks

*The Principal Risks associated with each Fund are described more fully below in the section titled Principal Risk Factors.

PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and its investment  advisor  ("Advisor")  intends to pursue the Fund's objective by principally investing as described below.

J&B MID-CAP  AGGRESSIVE  GROWTH FUND -- The Fund's objective is to achieve above average capital  appreciation.  The Fund invests in a diversified portfolio made up primarily of equity  securities of companies with earnings  growth rates that
are  anticipated  to  accelerate  beyond  market   expectations.   Under  normal
conditions,  at least 80% of the  Fund's  net  assets  are  invested  in midsize companies.  The Fund  defines a "midsize"  company as a company  that has market capitalization (share price multiplied by outstanding shares) at time of initial purchase  ranging  from $750  million up to that of the  largest  company in the
Russell  2500  Growth  Index.  As of July 1, 2002,  the  largest  company in the
Russell 2500 Growth  Index had a market  capitalization  of $4.0  billion  (this figure was $7.3 billion last year and will change over time).  In addition,  the
Mid-Cap Fund's Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion,  although this range may change depending on market conditions.

The Fund's  Advisor uses a  disciplined,  proprietary  investment  process based
largely  on  quantitative   analysis.   For  every  company  in  a  universe  of
approximately  9,000 U.S. and 12,000  international  publicly traded stocks, the
Advisor uses price  information  and  sophisticated  statistical  techniques  to calculate a weekly  measure of excess return over a market  index,  as well as a measure of risk based on the volatility of the share price.

The Advisor uses a number of fundamental  screening techniques to further narrow the potential portfolio selections, including tests to ensure that the stock has a liquid  trading  market.  The  Advisor  also  performs  traditional  financial statement  analysis to evaluate a company's  cash flow,  debt burden and overall financial soundness.  Following the quantitative and qualitative  analysis,  the
Fund is expected  to  normally  hold  between 40 and 70 stocks,  diversified  by industry and sector.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND -- The Fund's objective is to achieve above average capital  appreciation.  The Fund invests in a diversified portfolio made up  primarily of equity  securities  (including  common  stocks,  warrants,  and securities  convertible into stocks) of U.S. companies ) that the Fund's Advisor believes are  financially  sound  companies  with  attractive  long-term  growth potential.  Normally,  at least 80% of the Fund's net  assets  are  invested  in smaller companies. The Fund defines a "smaller" company as a company with market capitalization (share price multiplied by outstanding shares) under $1.5 billion at time of purchase.

The Fund's Advisor employs an intensive,  research-driven  approach in an effort to identify  promising  stocks and sectors  before they are widely held in other growth  portfolios.  Among  other  factors,  the Advisor  considers  revenue and earnings growth rates, and seeks companies with proprietary  products and market share that will enable the  companies to sustain  attractive  growth  rates.  To reduce risk, the Advisor  diversifies the Fund's portfolio across various growth sectors of the economy.

J&B SMALL-CAP INTERNATIONAL FUND -- The Fund's objective is to achieve long-term growth of capital. The Fund invests in a diversified portfolio made up primarily
of  equity  securities  (including  common  stocks,   warrants,  and  securities
convertible  into  stocks).  The Fund may also  purchase  American,  European or
International  Depository  Receipts.  Normally,  at least 80% of the  Fund's net assets are invested in stocks of smaller  companies -- particularly  outside the
U.S. -- with market  capitalizations  (share  price  multiplied  by  outstanding shares)  less  than  $1.5  billion  at time of  initial  purchase.  The  Advisor generally  selects  investments  that offer above  average  revenue and earnings growth potential.

To select  stocks  for the Fund,  the  Advisor  performs  intensive  fundamental research and analysis to identify companies and economic sectors with attractive growth  prospects.  It also seeks to pay reasonable  prices for these companies.
The Advisor looks for companies with strong management,  innovative products and services  that  give the  company  a  competitive  advantage,  as well as strong fundamental  financial  characteristics.  The Advisor  builds the  portfolio one company  at a time,  regardless  of where  the  company  is  located.  It is not constrained by regional,  country or industry allocation models that might force it to invest in companies it believes  are less  attractive.  Stocks may be sold when  conditions  have  changed  and  the  company's  prospects  are  no  longer attractive.

The Fund will generally  invest in at least three foreign  developed  countries, and emerging or developing  market  securities  will make up no more than 35% of the Fund's assets (at time of initial purchase). For purposes of determining the countries in which the Fund invests,  the Fund considers  developed countries to include Australia,  Austria, Belgium, Canada, Denmark, Finland, France, Germany,
Greece,  Hong Kong,  Ireland,  Israel,  Italy,  Japan,  Luxembourg,  Mexico, the
Netherlands,   New  Zealand,   Norway,  Portugal,   Singapore,   Spain,  Sweden,
Switzerland,  and the United Kingdom.  The Fund considers emerging or developing market countries to be those countries not listed as developed countries above.

TEMPORARY INVESTMENTS

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive  investments,  such as cash,  short-term  debt  obligations  or other high quality  investments.  In addition,  the J&B Small-Cap  International  Fund may invest in fewer than three developed countries as a temporary  defensive measure.  During such periods when the Funds are not investing according to their principal investment  strategies, the Funds may not achieve their investment objectives.  Each Fund may also, to a limited  extent and  consistent  with its  objective,  invest in these  types of securities or hold cash while looking for suitable  investment  opportunities or to maintain liquidity.

TRADING AND TURNOVER

Due to their  investment  strategies,  the  Mid-Cap  Aggressive  Growth  and the
Small-Cap Aggressive Growth Funds may buy and sell securities  frequently.  This may  result  in  higher  transaction  costs  and  additional  capital  gains tax liabilities.  Frequent trading could also mean higher brokerage  commissions and other transaction  costs, which could reduce the Funds' return. All of the Funds will sell securities when key financial  factors have changed and/or to maintain diversification of their portfolios.

PRINCIPAL RISK FACTORS

As with any mutual fund,  there is a risk that you could lose money by investing in the Funds.  Investments  are not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency.

MARKET RISKS

Equity  securities are subject to market,  economic and business risks that will cause their prices to fluctuate over time. The equity markets have  historically moved in cycles,  and the value of equity  securities can drastically  change in price from day-to-day. Since the Funds normally invest in equity securities, the value of the Funds may go up and down, accordingly.

Each Fund's success depends largely on its Advisor's ability to select favorable investments.  Different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable  than large company  stocks.  Because of this,  the Funds will perform better or worse than other types of funds depending on what is in "favor."

SMALL COMPANY RISKS

Generally,  smaller and less seasoned  companies  have more  potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them.  These  companies may not have the management  experience,  financial  resources,  product  diversification and competitive strengths of larger companies.  Therefore, the securities of smaller companies  tend  to be  more  volatile  than  the  securities  of  larger,  more established companies.

Smaller  company  stocks  tend to be bought  and sold less  often and in smaller amounts than larger company  stocks.  Because of this, if a Fund wants to sell a large  quantity  of a small  company  stock it may have to sell at a lower price than its Advisor might prefer, or it may have to sell in small quantities over a period of time.

Each of the Funds may invest a portion of its assets in  securities of companies offering  shares  in an  initial  public  offering  (IPO).  Because  IPO  shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of the Funds'  portfolio and may lead to increased  expenses to the Funds,  such as commissions  and  transaction costs.  By  selling  shares,  a Fund  may  realize  taxable  gains  that it will subsequently distribute to shareholders.  In addition, the market for IPO shares can be speculative  and/or  inactive for extended  periods of time.  There is no assurance  that a Fund will be able to obtain  allocations  of IPO  shares.  The limited  number of shares  available  for  trading in some IPOs may make it more difficult for the Fund to buy or sell  significant  amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by the sales of additional shares and by the concentration of control in existing  management and principal shareholders.

The Funds'  investments  in IPO shares may include the  securities of unseasoned companies (companies with less than three years of continuous operations), which presents  risks  considerably  greater  than common  stocks of more  established companies.  These  companies  may have  limited  operating  histories  and their prospects for profitability may be uncertain. These companies may be involved in new and evolving  businesses and may be vulnerable to competition and changes in technology,  markets and economic conditions. They may also be more dependent on key managers and third parties and may have limited product lines.

INTERNATIONAL RISKS

International  investing by the Small-Cap  International  Fund poses  additional risks such as currency  fluctuation and political  instability.  These risks are inherently passed on to the shareholders of the Fund's portfolio companies,  and in turn, to the Fund's shareholders.

Investing in developing  countries may pose additional risks.  Securities issued by  companies  in  developing  countries  may not be as  liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available.

The Small-Cap  International  Fund may also purchase foreign currency or foreign currency  forwards in order to hedge its  portfolio  from the risk that the U.S.
dollar  moves in value in relation  to foreign  denominated  security  holdings.
There is no assurance that hedging  transactions will eliminate  fluctuations in the prices of the Fund's  portfolio  securities or in foreign  exchange rates or prevent  loss if the prices of these  securities  should  decline.  In addition, because there is a risk of loss to the Fund if the other party does not complete the transaction, these hedging contracts will be entered into only with approved parties.

PAST PERFORMANCE

The tables below and on the  following  pages provide an indication of the risks of investing  in the J&B Funds.  The tables on the left side show changes in the total returns  generated by the Funds for each calendar  year. The tables on the right  side  compare  each  Fund's  performance  with a broad  measure of market performance  include  several  indexes  against  which  each Fund  compares  its performance. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains  distributions  have been reinvested in new shares of the Fund.  A Fund's past  performance  (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

The table on the right  side also  presents  the  impact of taxes on the  Funds'
returns.  The after-tax  returns are  calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes. It is possible for the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund  Shares"  to be higher  than the other return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates into an assumed tax deduction
that  benefits  the  shareholder.   Actual  after-tax  returns  depend  on  each
investor's  individual  tax  situation  and may differ  from those  shown in the table. The after-tax  returns shown are not relevant to investors who own a Fund in a tax-deferred  account, such as an individual retirement account or a 401(k)
plan, because such accounts are subject to special provisions of the tax code.

J&B MID-CAP AGGRESSIVE GROWTH FUND

Calendar Year Returns

2001        -6.96%

Year-to-Date Return (through June 30, 2002) = -17.06%
Best Quarter 4th Qtr, 2001 = 24.49%
Worst Quarter 1st Qtr, 2001 = -20.80%

Average Annual Total Return as of December 31, 2001
                                             1 Year          Since Inception*
J&B Mid Cap Aggressive Growth Fund
   Return Before Taxes                       -6.96%               -2.03%
   Return After Taxes on Distributions       -6.99%               -1.99%
   Return After Taxes on Distributions
      and Sale of Fund Shares                -4.24%               -1.58%
Russell 2500 Growth Index+                  -10.83%               -8.05%
*J&B Mid Cap Aggressive Growth Fund commenced operations on December 19, 2000.
+Reflects no deductions for fees, expenses or taxes.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND

BAR GRAPH

2001        -15.81

Year-to-Date Return (through June 30, 2002) = -12.96%
Best Quarter 4th Qtr, 2001 = 27.39%
Worst Quarter 3rd Qtr, 2001 = -27.83%

Average Annual Total Return as of December 31, 2001
                                             1 Year          Since Inception*
J&B Small Cap Aggressive Growth Fund
   Return Before Taxes                      -15.81%               -8.15%
   Return After Taxes on Distributions      -15.83%               -7.90%
   Return After Taxes on Distributions
      and Sale of Fund Shares                -9.63%               -6.32%
Russell 2000 Growth Index+                   -9.23%               -9.23%
*J&B Small Cap Aggressive Growth Fund commenced operations on December 19, 2000.
+Reflects no deductions for fees, expenses or taxes.

J&B SMALL-CAP INTERNATIONAL FUND

BAR GRAPH

2001        -21.59%

Year-to-Date Return (through June 30, 2002) = -7.81%
Best Quarter 4th Qtr, 2001 13.64%
Worst Quarter 3rd Qtr, 2001 -18.34%
Average Annual Total Return as of December 31, 2001
                                            1 Year          Since Inception*
J&B Small Cap International Fund
   Return Before Taxes                      -21.59%              -20.57%
   Return After Taxes on Distributions      -21.60%              -19.95%
   Return After Taxes on Distributions
      and Sale of Fund shares               -13.15%              -15.94%
MSCI World (EX USA) Small Cap Index+        -12.35%              -11.30%
MSCI EAFE Small-Cap Index**                 -14.30%              -13.51%
*J&B Small Cap International Fund commenced operations on December 19, 2000.
+Reflects no deductions for fees, expenses or taxes.
**The Fund changed its benchmark index on September 30, 2002 from the MSCI World
(Ex USA)  Small  Cap  Index to the MSCI EAFE  Small-Cap  Index  for  performance comparison  purposes  because the Advisor believes the MSCI EAFE Small-Cap Index more appropriately matches the investment style of the Fund.

Fees & Expenses

There are no sales charges  imposed in  connection  with an investment in any of the Funds.  This table  describes the Funds' annual  operating fees and expenses that you may pay if you buy and hold shares of the Funds.

                                       J&B Mid-Cap  J&B Small-Cap  J&B Small-Cap
                                        Aggressive    Aggressive   International
                                        Growth Fund   Growth Fund      Fund
Management Fees                             1.20%        1.35%         1.55%
Distribution (12b-1) Fees                    None         None          None
Other Expenses                              0.65%        0.53%         1.16%
Total Annual Fund Operating Expenses        1.85%        1.88%         2.71%
Fee waivers and expense reimbursements    (0.60%)      (0.48%)       (1.11%)
Net Total Annual Fund Operating Expenses    1.25%        1.40%         1.60%

1    The Funds'  Manager has  contractually  agreed to waive fees and/or to make payments  in order to keep  total  operating  expenses  of the Funds to the level described above under Net Total Annual Fund Operating Expenses.  This expense limitation agreement has been in place since inception and has been extended  through  October 31, 2003. For more  information  regarding these fees and other potential expenses, see "How to Purchase Shares."

Fee Examples

These  examples  are  intended to help you compare the cost of investing in each
Fund with the cost of  investing  in other  mutual  funds.  They assume that you invest $10,000,  receive a 5% return each year, and that operating  expenses for each period remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year   3 Years   5 Years    10 Years
J&B Mid-Cap Aggressive Growth Fund      $ 127     $ 582   $ 1,001    $ 2,169
J&B Small-Cap Aggressive Growth Fund      143       591     1,016      2,201
J&B Small-Cap International Fund          163       841     1,435      3,041

*The 1 Year  expense  example  reflects  the  effect  of the  Manager's  expense limitation  agreement.  Only  the  first  year of the 3, 5 and 10  Year  expense examples reflect the effect of the expense limitation agreement.  If the Manager continues  the expense  limitation  agreement  beyond the next year,  the dollar amount of the 3, 5 and 10 Year expense examples would be less.

MANAGEMENT

The management and affairs of the Funds are supervised by the J&B Funds Board of
Trustees  under the laws of the State of Delaware.  The Trustees  have  approved agreements under which, as described below,  certain companies provide essential management and investment advisory services to the Funds.

INVESTMENT MANAGER

Jones & Babson,  Inc. (the  "Manager") was founded in 1959 and is located at 700
Karnes Blvd.,  Kansas City,  Missouri 64108. Jones & Babson,  Inc. serves as the investment  manager  of  each  Fund  and,  as  such,  provides  each  Fund  with professional investment supervision and management.

The Manager  oversees  each Fund's  day-to-day  operations  and  supervises  the purchase and sale of Fund investments.  The Manager employs other advisory firms as sub-advisors to make investment decisions for the Funds.

The Manager  serves in its  capacity as  investment  manager  under a management agreement  entered  into with J&B Funds on behalf of each Fund.  The  management agreement  provides  for each Fund to pay the  Manager a monthly fee equal on an annual  basis to 1.20%,  1.35% and 1.55% of the average  daily net assets of the
Mid-Cap   Aggressive   Growth,   Small-Cap   Aggressive   Growth  and  Small-Cap
International Funds, respectively.  The Manager has contractually agreed through
October 31, 2003 to waive all or a portion of such fees and/or to make  payments in order to limit each Fund's annual operating  expenses to certain amounts (see the "Fees & Expenses" on Page 5). If a Fund's assets grow and relative  expenses come  down to a point  where  fee  waivers  or  expense  payments  are no longer necessary  to meet the  expense  limitation  amount,  the  management  agreement permits the Manager to seek to recoup amounts waived or expense payments that it made.  The Manager shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid.

The  management  agreement  provides for the Funds to pay for all other services and expenses not specifically assumed by the Manager.  Examples of expenses paid by the Funds include  registration  fees,  foreign custody and accounting  fees, printing and  distribution of shareholder  reports and the fees of outside legal and accounting firms. In addition, operating expenses not required in the normal operation of the Funds are also  payable by the Funds.  These  expenses  include taxes,  interest,  governmental charges and fees, including  registration of the
Fund with the  Securities  and  Exchange  Commission  and  various  state  fees, brokerage costs,  dues, and all extraordinary  costs including  expenses arising out of anticipated or actual litigation or administrative proceedings.

On April 30,  2002,  RBC  Insurance,  the  insurance  operation of Royal Bank of
Canada,  announced an  agreement  to acquire the parent of Jones & Babson,  Inc.
Businessmen's   Assurance   Company  of  America,   exclusive  of  its  existing
reinsurance business. Under the agreement, Jones & Babson, Inc. will become part of the asset management  division of RBC Dain Rauscher Corp. This transaction is subject to Canadian and U.S. regulatory  approvals and certain customary closing conditions.

The  consummation of this  transaction  will result in an  "assignment," as that term is defined in the  Investment  Company Act of 1940,  as amended  (the "1940
Act"), of the Funds' current management and sub-advisory  agreements . Under the
1940 Act,  the  Current  Agreements  will  automatically  terminate  upon  their assignment.  As a result, the Boards of  Directors/Trustees  of the Funds met on
May 30, 2002 and approved new management and  sub-advisory  agreements.  The new agreements,  which  would  become  effective  on  the  date  of  closing  of the transaction,  will be subject to shareholder  approval. It is currently intended that a shareholder meeting will be held for the purpose of obtaining shareholder approval of these  agreements and other related items.  Proxy  materials will be mailed to shareholders in advance of such meeting.

SUB-ADVISORS

For all of the Funds, the Manager hires sub-advisory firms, which are investment advisory  firms that  specialize  in certain types of  investing.  However,  the
Manager  still  retains  ultimate  responsibility  for managing the Funds.  Each sub-advisor's  role is to make  investment  decisions for the Funds according to each Fund's investment objectives, policies and restrictions.

The following organizations act as sub-advisors to the Funds:

J&B  MID-CAP   AGGRESSIVE   GROWTH  FUND  --  Sub-advised  by  McKinley  Capital
Management,  Inc.,  ("McKinley"),  3301  C.  Street,  Anchorage,  Alaska  99503.
McKinley  was founded in 1990 and as of June 30,  2002 has over $2.9  billion in assets under  management.  Robert B. Gillam,  Frederic H. Parke and Alexander H.
Slivka manage the Fund. Mr. Gillam is President and Chief Investment  Officer of
McKinley,  which he  founded  in 1990.  He has over 30 years  experience  in the financial  services  industry.  Mr. Parke joined  McKinley  Capital's  portfolio management  team in 1997,  bringing  with him 17  years of  industry  experience including extensive equity and bond trading,  portfolio management and financial analysis. Prior to joining the firm, Mr. Parke managed stock and bond portfolios for retail and  institutional  clients,  specializing in growth stock selection.
Mr.  Slivka is manager of Domestic  Portfolio  Operations,  joining  McKinley in
1997.  Previously,  he was President of National Asset  Management  from 1994 to
1997, and served as a Board Member of the Chicago Stock Exchange. He has over 19 years of investment management experience.

J&B SMALL-CAP  AGGRESSIVE  GROWTH FUND --  Sub-advised  by  Knappenberger  Bayer
("KB"),  601 Carlson  Parkway,  Suite 950,  Minnetonka,  Minnesota 55305. KB was
founded in 1998 and as of June 30,  2002 has over $150  million in assets  under management.  Gail M.  Knappenberger,  David G. Bayer and Jill A. Thompson manage the Fund. Mr.  Knappenberger  was Executive  Vice  President at Winslow  Capital
Management  from  1993 to 1998 and has over 30  years of  investment  management experience.  Mr. Bayer was with American Express Financial Advisors from 1992 to
1998, where he managed the IDS Strategy  Aggressive  mutual fund. He has over 15 years of investment management experience. Ms. Thompson was Managing Director at
First  American  Asset  Management  where she  co-managed  the firm's  small and mid-cap  growth  products.  She  has  over 13  years  of  investment  management experience.

J&B SMALL-CAP  INTERNATIONAL FUND -- Sub-advised by Denver Investment  Advisors,
LLC,  ("DIA"),  Seventeenth  Street Plaza,  1225 17th Street,  Denver,  Colorado
80202.  DIA was founded in 1958 as a wholly-owned  subsidiary of a regional bank and was later organized as a management owned Colorado limited liability company in 1994 and as of June 30, 2002,  has nearly $6 billion  dollars in total assets under  management.  Adam Schor,  CFA  Charterholder,  manages the Fund. Prior to joining the firm in 2000,  he was at Bee &  associates  (currently a division of
DIA) beginning in 1997, and has over 13 years investment management  experience.
Mr. Schor is assisted day to day by Kevin Beck, CFA and John Fenley,  CFA. Prior
to joining the firm in 2000, Mr. Beck was at Robert  Fleming,  as a senior Latin
American  equity analyst,  beginning in 1998. He has over 9 years  experience in the  investment  industry.  Prior to joining the firm in 2000,  Mr. Fenley was a portfolio  manager  at  Hansberger  Global  Investments.  He has  over 12  years experience in the investment industry.

Under  the  Sub-Advisory  Agreements,   the  Manager  has  agreed  to  pay  each
sub-advisor a fee for its services out of the fees the Manager receives from the
Funds.  The  Manager  shall pay each  sub-advisor  fees  based on the  following percentages of each Fund's average daily net assets:

Fund                                   Range of Sub-Advisory Fees By Assets

J&B Mid-Cap Aggressive Growth Fund     0.500%    Between   0 and $5 million
                                       0.470%    Between   $5 and $25 million
                                       0.450%    Over      $25 million
J&B Small-Cap Aggressive Growth Fund   0.650%    Between   0 and $150 million
                                       0.600%    Over      $150 million
J&B Small-Cap International Fund       0.775%    Between   0 and $250 million
                                       0.700%    Over      $250 million

FINANCIAL HIGHLIGHTS

The financial  highlights  table is intended to help you understand  each Fund's financial  performance  since  commencement of operations.  Certain  information reflects  financial  results for a single share of a Fund.  The total returns in the table represent the rate that an investor would have earned on an investment in a Fund  (assuming  reinvestment  of all  dividends and  distributions).  This information has been derived from the Funds'  financial  statements,  which have been audited by Ernst & Young LLP, and are  included in the annual  report.  The annual report is available upon request.

FOR THE PERIOD FROM DECEMBER 19, 2000
(COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2002

Condensed data for a share of capital stock outstanding throughout each period.

                                                J&B Mid-Cap Aggressive Growth Fund   J&B Small-Cap Aggressive Growth Fund
                                                               For the Period From                   For the Period From
                                                                December 19, 2000                     December 19, 2000
                                                For the Year     (Commencement of     For the Year     (Commencement of
Condensed data for a share of capital stock      Ended June    Operations) to June     Ended June    Operations) to June
outstanding throughout the period.                30, 2002           30, 2001           30, 2002           30, 2001

Net asset value, beginning of year                     $ 9.82               $ 10.00          $ 9.99               $ 10.00

Income from investment operations:
Net investment income (loss)                            (.10)                 (.04)           (.11)                 (.05)
Net gains(losses) on securities (both
realized and unrealized)                               (1.59)                 (.14)          (1.89)                   .04
                                                -------------- --------------------- --------------- ---------------------
Total from investment operations                       (1.69)                 (.18)          (2.00)                 (.01)
                                                -------------- --------------------- --------------- ---------------------

Less distributions:
Dividends from net investment income                    (.01)                    --              --                    --
Distributions from capital gains                           --                    --              --                    --
                                                -------------- --------------------- --------------- ---------------------
Total distributions                                     (.01)                    --              --                    --
                                                -------------- --------------------- --------------- ---------------------
Net asset value, end of year                           $ 8.12                $ 9.82          $ 7.99                $ 9.99
                                                -------------- --------------------- --------------- ---------------------
                                                -------------- --------------------- --------------- ---------------------
Total return*                                        (17.25%)               (1.80%)        (19.98%)                (.10%)
                                                -------------- --------------------- --------------- ---------------------

Ratios/Supplemental Data                              $ 3,419               $ 3,992         $ 4,334               $ 4,461
Net assets, end of year (in millions)                   1.25%                 1.25%           1.40%                 1.40%
Ratio of expenses to average net assets**               1.85%                 1.33%           1.88%                 1.47%
Ratio of net investment income to average net
assets**                                              (1.11%)                (.80%)         (1.81%)               (1.01%)
Ratio of net investment income to average net
assets before fee waivers and expense
reimbursements**                                      (1.70%)                (.88%)         (1.34%)               (0.94%)
Portfolio turnover rate                                   96%                   56%             78%                   60%
 *Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

                                                                           J&B Small-Cap International Fund
                                                                                        For the Period From December 19,
Condensed data for a share of capital stock outstanding       For the Year Ended June         2000 (Commencement of
throughout the period.                                                30, 2002            Operations) to June 30, 2001

Net asset value, beginning of year                                              $ 8.56                            $ 10.00

Income from investment operations:
Net investment income (loss)                                                     (.06)                              (.02)
Net gains(losses) on securities (both realized and
unrealized)                                                                     (1.18)                             (1.42)
                                                              ------------------------- ----------------------------------
Total from investment operations                                                (1.24)                             (1.44)
                                                              ------------------------- ----------------------------------

Less distributions:
Dividends from net investment income                                                --                                 --
Distributions from capital gains                                                    --                                 --
                                                              ------------------------- ----------------------------------
Total distributions                                                                 --                                 --
                                                              ------------------------- ----------------------------------
Net asset value, end of year                                                    $ 7.32                             $ 8.56
                                                              ------------------------- ----------------------------------
                                                              ------------------------- ----------------------------------
Total return*                                                                 (14.45%)                           (14.40%)
                                                              ------------------------- ----------------------------------

Ratios/Supplemental Data                                                       $ 2,993                            $ 3,506
Net assets, end of year (in millions)                                            1.60%                              1.60%
Ratio of expenses to average net assets**                                        2.71%                              2.14%
Ratio of net investment income to average net assets**                          (.75%)                             (.36%)
Ratio of net investment income to average net assets before
fee waivers and expense reimbursements**                                       (1.86%)                             (.90%)
Portfolio turnover rate                                                           163%                                37%
*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

HOW TO PURCHASE SHARES

How to Buy Shares (see accompanying chart on page 12 for details)

o    By phone, mail or wire

o    Through Automatic Monthly Investments

o    Through exchanges from another J&B Fund (non-fiduciary accounts only)

Minimum Initial Investment

o    $2,500 for most accounts

o    $250 for IRA and Uniform Gifts or Transfers to Minors accounts

o    $100 with an Automatic Monthly Investment

o    $1,000 for exchanges  from another Fund ($100 for IRAs and Uniform Gifts or
     Transfers to Minors accounts)

Minimum Additional Investment

o    $100 by mail or ACH

o    $1,000 by wire

o    $50 for Automatic Monthly Investments (automated clearing house transfer)

o    $1,000 for exchanges  from another Fund ($100 for IRAs and Uniform Gifts or
     Transfers to Minors accounts)

Minimum account size

You must maintain a minimum  account value equal to the current  minimum initial investment ($2,500).  If your account falls below this amount due to redemptions
(not market action),  we may ask you to increase the account to the minimum.  If you do not bring the account up to the  minimum  within 60 days after we contact you, we will close the account and mail your money to you.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:

o    Any amount for redemptions requested by mail or phone to address of record

o    $1,000  or more for  redemptions  wired to your  account  ($10  fee)  ($100 minimum for automated clearing house transfer to bank account)

o    $50 or more for redemptions by a systematic redemption plan

o    $1,000 or more for  exchanges  to another  Fund ($100 for IRAs and  Uniform
     Gifts or Transfers to Minors accounts)

o    $100 or more for redemptions by automatic monthly exchange to another Fund

o    $100 or more via ACH;  there is no fee but  proceeds  may take 3-5 business days to reach your account

SHAREHOLDER SERVICES

The  following  services  are  also  available  to  shareholders.   Please  call
1-866-409-2550 for more information:

o    Uniform Gifts or Transfers to Minors accounts

o    Accounts for corporations or partnerships

o    Sub-Accounting Services for tax qualified retirement plans and others

o    Coverdell Education Savings accounts

o    Traditional IRA accounts

o    Roth IRA accounts

o    Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are  purchased  or redeemed at the net asset value per share next calculated  after your purchase order and payment (or redemption  order) is received  by the  Funds.  In the case of certain  institutions,  which have made satisfactory  payment or redemption  arrangements with the Funds,  orders may be processed at the net asset value per share next effective  after receipt by that institution.

The net asset value is  calculated by  subtracting  from the Fund's total assets any liabilities and then dividing into this amount the total outstanding  shares as of the date of the  calculation.  The net asset  value per share is  computed once daily,  Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the
Funds are open for  business  (generally  the same days that the New York  Stock
Exchange is open for  unrestricted  trading).  The Funds are generally closed on weekends, national holidays and Good Friday.

Each  security  owned by the Funds that is listed on a  securities  exchange  is valued at its last sale price on that  exchange  on the date as of which  assets are valued.  Where the security is listed on more than one  exchange,  the Funds will use the price of that  exchange  that  they  generally  consider  to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last  current  closing bid and asked  prices.  An unlisted  security  for which  over-the-counter  market  quotations  are readily available is valued at the mean  between the last current bid and asked  prices.
The impact of events that occur after the publication of market  quotations used by a Fund to price its securities (for example,  in foreign  markets) but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund's next  determined  NAV unless the Fund, in its  discretion, makes an  adjustment  in light of the  nature  and  significance  of the  event,
consistent  with  applicable  regulatory  guidance.   For  securities  that  are
primarily  listed on foreign  exchanges that may trade on weekends or other days that the Funds do not price  their  shares,  the net asset  value of the  Funds'
shares  may change on days when  shareholders  will not be able to  purchase  or redeem shares. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures  approved by the Board of Trustees.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS  --  Each  Fund  pays  shareholders  distributions  from  its  net investment  income and from any net  capital  gains that it has  realized on the
sale  of  the  securities.   Each  of  these   distributions  will  be  declared
semiannually on or before June 30 and December 31.

Your distributions will be reinvested  automatically in additional shares of the same Fund, unless you have elected on your original  application,  or by written instructions  filed  with the Fund,  to have them paid in cash  ($10.00  minimum
check  amount).  We  automatically   reinvest  all  dividends  under  $10.00  in
additional  shares  of the same  Fund.  There  are no fees or sales  charges  on reinvestments.

If you buy shares of any Fund  shortly  before the record  date,  please keep in mind that any  distribution  will  lower the value of the  Fund's  shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

TAX  CONSIDERATIONS  -- On June 7,  2001,  President  Bush  signed  into law the
Economic  Growth  and Tax  Relief  Reconciliation  Act of 2001,  which  includes provisions that  significantly  reduce  individual  federal income tax rates and provide additional  savings  incentives for individuals  generally by increasing the maximum annual  contribution  limits  applicable to retirement and education savings  programs.  You should  contact  your  personal  tax advisor if you have questions about how this Act will affect your investment in a Fund.

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either  ordinary  income or capital  gains.  This is true  whether you reinvest your  distributions  in additional  shares of a Fund or receive them in cash. Any capital  gains,  which the Fund  distributes as net long-term  capital gains,  will be taxable to you as long-term capital gains no matter how long you have  owned  your  shares.  If you  invest in a Fund  shortly  before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

When you sell your shares of a Fund,  you may have a capital  gain or loss.  For tax purposes, an exchange of your Fund shares for shares of a different J&B Fund is the same as a sale.

Fund  distributions and gains from the sale or exchange of your shares generally will be subject to state and local  income tax.  Any  foreign  taxes paid by the
Funds on their investments may be passed through to you as a foreign tax credit.
Non-U.S.  investors  may be subject to U.S.  withholding  and estate tax and are subject to special U.S. tax certification requirements.  You should consult your tax advisor about the federal,  state, local or foreign tax consequences of your investment in a Fund.

BACKUP  WITHHOLDING -- By law, the Funds must withhold a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When  withholding is required,  the amount will be 30.5% of your taxable  distributions or redemption proceeds for calendar year
2001  after  August 6,  2001,  30% for  calendar  years  2002 and 2003,  29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Funds cannot process transaction requests unless they are properly completed as described  in this  section.  The Funds may cancel or change our  transaction policies  without  notice.  To  avoid  delays,  please  call us if you  have any questions about these policies.  If you wish to purchase (or redeem) shares of a
J&B Fund through a broker, a fee may be charged by that broker,  whereas you may contact the Fund directly and avoid this fee. In addition, you may be subject to other  policies or  restrictions  of the broker such as higher  minimum  account value, etc.

PURCHASES -- The Funds may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

REDEMPTIONS  -- The Funds try to send proceeds as soon as  practical.  The Funds cannot accept requests that contain special  conditions or effective  dates. The
Funds may request additional  documentation to ensure that a request is genuine.
Examples  may  include a  certified  copy of a death  certificate  or a divorcee decree. If your redemption request is more than $250,000,  the Funds may pay you proceeds in the form of portfolio  securities  owned by the Fund being redeemed.
If you receive  securities  instead of cash, you may incur  brokerage costs when converting into cash.

If you request a  redemption  within 15 days of  purchase,  the Funds will delay sending your proceeds until they have collected unconditional payment, which may take up to 15 days  from the date of  purchase.  For  your  protection,  if your account  address  has been  changed  within  the last 30 days,  your  redemption request  must be in writing and signed by each  account  owner,  with  signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

MARKET TIMERS -- The Funds may refuse to sell shares to market timers.  You will be  considered  a market  timer if you (i) request a  redemption  of Fund shares within two weeks of an earlier purchase request,  (ii) make investments of large amounts  of $1  million  or more  followed  by a  redemption  request  in  close proximity to the purchase or (iii)  otherwise  seem to follow a timing  pattern.
Shares under common ownership or control are combined for these purposes.

SIGNATURE  GUARANTEES  -- You can get a  signature  guarantee  from most  banks, credit  unions  or  securities  dealers,  but  not a  notary  public.  For  your protection, we require a guaranteed signature if you request:

o    A redemption check sent to a different payee,  bank or address than we have on file;

o    A redemption  check  mailed to an address that has been changed  within the last 30 days;

o    A redemption for $50,000 or more in writing; and,

o    A change in account registration or redemption instructions.

CORPORATIONS,  TRUSTS AND OTHER ENTITIES -- Additional documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND -- You must meet the minimum investment requirement of the Fund  you are  exchanging  into.  The  names  and  registrations  on the two accounts must be  identical.  Your shares must have been held in an open account for 15 days or more,  and we must  have  received  good  payment  before we will exchange  shares.  You should review the Prospectus of the Fund being purchased.
Call us for a free copy.

TELEPHONE SERVICES -- During periods of increased market activity,  you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request,  including a telephone  redemption  request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed,  and we reasonably  believe that the  instructions are genuine,  the Funds will not be liable for any loss due to  unauthorized  or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Jones & Babson, Inc. assumes no responsibility for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE J&B FUNDS

By Phone

1-866-409-2550

You  must  authorize  each  type  of  telephone   transaction  on  your  account
application or the appropriate form,  available from us. All account owners must sign. When you call, we may request personal  identification and tape record the call.

How To Open An Account

If you already have an account and you have authorized telephone exchanges,  you may call to open an account in another  J&B Fund by exchange  ($2,500  minimum).
The names and registrations on the accounts must be identical.

How To Add To An Account

You may make  investments  ($100  minimum) by telephone.  After we have received your telephone  call, we will deduct from your checking  account the cost of the shares.  Availability  of this  service is subject to  approval by the Funds and participating banks.

How To Sell Shares

You may withdraw any amount ($1,000 minimum if wired) by telephone, provided you have registered for this service  previously.  We will send proceeds only to the address or bank account on file with us. You must provide the Fund's name,  your account number, the names of each account owner (exactly as registered), and the number of shares or dollar  amount to be redeemed.  For wires,  also provide the bank name and bank account number. Wires will be subject to a $10 fee.

How To Exchange Shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement)
for shares in another J&B Fund which have been held in open  account for 15 days or more.

All account  owners are  automatically  granted  telephone  exchange  privileges unless the privileges are explicitly declined in writing,  either on the account application or by writing to the J&B Funds.

By Mail

Initial Purchases, Redemptions and all Correspondence:

J&B Funds
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
J&B Funds
P.O. Box 219779
Kansas City, MO 64121-9779

How To Open An Account

Complete and sign the application that accompanies this Prospectus. Your initial investment  must meet the minimum  amount.  Make your check payable to UMB Bank,
n.a. and be sure to indicate the name of the Fund in which you are investing.

How To Add To An Account

Make your check  ($100  minimum)  payable to UMB Bank,  n.a.  and mail it to us.
Always  identify your account number or include the detachable  investment  stub
(from your confirmation statement).

How To Sell Shares

In a letter,  include the genuine signature of each registered owner (exactly as registered),  the name of each account owner,  the account number and the number of shares or the dollar  amount to be  redeemed.  We will send funds only to the address of record.

How To Exchange Shares

In a letter, include the genuine signature of each registered owner, the account number,  the number of shares or dollar amount to be exchanged  ($1,000 minimum)
and the J&B Fund into which the amount is being transferred.

By Wire

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695

For Account Number: 9870984709

Please provide:
Fund Number/J&B Account Number/Name on Account

How To Open An Account

Call us first to get an account number. We will require information such as your
Social  Security  or  Taxpayer  Identification  Number,  the amount  being wired
($2,500  minimum),  and the name and telephone  number of the wiring bank.  Then tell your bank to wire the amount.  You must send us a completed  application as soon as possible or payment of your redemption proceeds will be delayed.

How To Add To An Account

Wire share purchases  ($1,000  minimum) should include the names of each account owner,  your  account  number  and the  name of the J&B  Fund in  which  you are purchasing  shares.  You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How To Sell Shares

Redemption  proceeds ($1,000 minimum) may be wired to your  pre-identified  bank account.  A $10 fee is deducted.  If we receive  your  request  before 4:00 P.M.
(Eastern  Time) we will normally  wire funds the  following  business day. If we receive your request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second  business  day.  Contact  your bank about the time of receipt  and availability.

How To Exchange Shares

Not applicable.

Through Automatic Transaction Plans

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization  form,  available from us upon request.
All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account

Automatic Monthly Investment: You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares

Systematic  Redemption Plan: You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified  period. A maximum fee of $1.50 may be  charged  for each  withdrawal.  You must own  shares in an open  account valued at $10,000 when you first authorize the systematic  redemption  plan. You may cancel or change  your plan or redeem all your  shares at any time.  We will continue  withdrawals until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares

Monthly  Exchanges:  You may authorize monthly exchanges from your account ($100 minimum) to another J&B Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Information

The Statement of Additional  Information (SAI) contains  additional  information about the J&B Funds and is incorporated by reference into this  Prospectus.  The
Funds'  annual  and  semiannual  reports  to  shareholders   contain  additional
information  about each of the J&B  Fund's  investments.  In the  Funds'  annual report,  you will find a  discussion  of the market  conditions  and  investment strategies that  significantly  affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these  documents by calling,  writing or e-mailing the J&B Funds as shown below. You also may call the toll free number given below to  request  other  information  about  the J&B  Funds  and to make  shareholder inquiries.

You may  review  and copy the SAI and other  information  about the J&B Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC  (202-942-8090)  or by  accessing  the  EDGAR  database  on  the
Commission's  Internet site at  http://www.sec.gov.  Copies of this  information also may be  obtained,  upon  payment of a  duplicating  fee,  by writing to the
Public Reference  Section of the Commission,  Washington,  DC 20549-0102,  or by
sending an e-mail request to publicinfo@sec.gov.

Investment Company Act File Number 811-10039

J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group
P.O. Box 219757, Kansas City, MO 64121-9757

TOLL FREE
1-866-409-2550
www.jbfunds.com

J&B FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

PRSRT STD
U.S. POSTAGE
PAID
PERMIT NO. 2891
KANSAS CITY MO

JB300A (10/02)

                                     PART B
                                    J&B FUNDS

                       J&B MID-CAP AGGRESSIVE GROWTH FUND
                      J&B SMALL-CAP AGGRESSIVE GROWTH FUND
                        J&B SMALL-CAP INTERNATIONAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 30, 2002

This Statement of Additional  Information is not a Prospectus but should be read in conjunction with the J&B Funds combined  Prospectus dated September 30, 2002.
To obtain the  Prospectus,  an Annual  Report to  Shareholders  or a  Semiannual
Report to Shareholders,  free of charge,  please call the J&B Funds toll-free at
1-866-409-2550, or in the Kansas City area 816-751-5900. The Funds are series of
J&B Funds,  a  Delaware  business  trust  organized  on August 4, 2000.  Certain information  from the Annual Report to Shareholders is incorporated by reference into this Statement.

TABLE OF CONTENTS                                                        Page

                                  INTRODUCTION

The J&B Mid-Cap  Aggressive  Growth Fund,  the J&B Small-Cap  Aggressive  Growth
Fund,  and the J&B  Small-Cap  International  Fund  (hereafter  the "Funds" or a
"Fund")  are each  separate  series  of J&B  Funds  (the  "Trust"),  which is an open-end,  management investment company registered under the Investment Company
Act of 1940, as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act,  which  means  that each  Fund's  assets are  invested  in a diversified  portfolio of securities.  This Statement of Additional  Information
("SAI")  supplements the information  contained in the Funds'  Prospectus  dated
September 30, 2002.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment  Objectives,  Policies and Risks.  Unless  otherwise  indicated,  the investment  objective,  strategies,  and  policies  described  below  and in the
Prospectus may be changed by the Board of Trustees without shareholder approval.
Generally,  the  policies  and  restrictions  discussed  in this  SAI and in the
Prospectus  apply when a Fund makes an investment.  In most cases, a Fund is not required to sell a security  because  circumstances  change and the  security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment,  a later increase or decrease  in the  percentage  due to a change in the value or  liquidity  of the security will not be considered a violation of the restriction or limitation.

J&B Mid-Cap Aggressive Growth Fund and J&B Small-Cap Aggressive Growth Fund. The
objective for both the J&B Mid-Cap  Aggressive  Growth Fund ("Mid-Cap Fund") and
the J&B Small-Cap  Aggressive  Growth Fund  ("Small-Cap  Fund") is above average capital appreciation.  Under normal conditions, they will invest at least 80% of their net assets in small-cap and mid-cap companies, respectively. Any change in the Mid-Cap  Fund's  policy of  investing  at least 80% of net assets in mid-cap companies  and any change in the  Small-Cap  Fund's policy of investing at least
80% of net assets in small-cap companies, which is approved by the Fund's Board, may not take effect until  shareholders  of the  particular  Fund have  received written  notice of the  change at least  sixty (60) days  before it occurs.  The
Mid-Cap  Fund  defines a mid-cap or  "midsize"  company as a company  that has a market  capitalization  ranging  from  $750  million  up to that of the  largest company in the  Russell  2500  Growth  Index.  As of July 1, 2002,  the  largest company in the Russell  2500 Growth  Index had a market  capitalization  of $4.0 billion  (this figure will change over time).  In addition,  the Mid-Cap  Fund's
Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion,  although this range may change during atypical market conditions. The Small-Cap Fund defines a small-cap company as a company that has a market  capitalization under $1.5 billion.  When examining  whether a company  meets the Fund's market  capitalization  criteria, both Funds will measure the company at the time of initial  purchase.  Each Fund invests  primarily in equity securities  (including common stocks,  warrants and securities  convertible  into common stocks).  While the Funds have authority to invest  up to 20% of  their  net  assets  in  non-U.S.  securities,  the  Funds'
Sub-Advisors do not presently anticipate investing more than 5% of net assets in
non-U.S. securities.

Since both the  Mid-Cap and  Small-Cap  Funds  focus on smaller  companies,  the overall income return on these Funds may be low.  Smaller  companies  frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful,  this plow-back of  earnings  and  internal  financing  of  growth  without  the  need to  issue additional  shares  ultimately  should enhance the companies' per share earnings
and  dividend   capability  and  make  their  shares  more   attractive  in  the
marketplace.

J&B  Small-Cap   International  Fund.  The  J&B  Small-Cap   International  Fund
("International  Fund")  seeks long term growth of capital by investing at least
80% of its net assets in securities  of smaller  companies  located  outside the
U.S. Any change in the Fund's  policy of investing at least 80% of net assets in small cap companies,  which is approved by the Board,  may not take effect until shareholders have received written notice of the change at least sixty (60) days
before  it  occurs.   Small  companies  are  defined  as  those  with  a  market capitalization  of $1.5  billion or less at time of  purchase.  The Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks).

In  addition  to direct  ownership  equities,  the  International  Fund may also
purchase  American  Depository   Receipts  ("ADRs"),   which  represent  foreign
securities traded on U.S. exchanges or in the over-the-counter  market, European
Depository Receipts ("EDRs") and International  Depository Receipts ("IDRs"), in
bearer  form,  which are  designed  for use in  European  and  other  securities markets.  The  International  Fund may also  invest in  securities  that are not listed on an exchange.  Generally,  the volume of trading in an unlisted  common stock is less than the volume of trading in a listed stock.  This means that the degree of market  liquidity  of some  stocks  in which  the  International  Fund invests may be relatively limited.  When the International Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to  expedite  settlement  of  portfolio  transactions  and to  minimize currency  value  fluctuations,  the  International  Fund  may  purchase  foreign
currencies  and/or  engage  in  forward  foreign  currency   transactions.   The
International  Fund  will  not  engage  in  forward  foreign  currency  exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect the International  Fund, to some degree,  against a possible  loss  resulting  from an adverse  change in the  relationship  between foreign  currencies and the U.S. dollar.  This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency  does not  eliminate  fluctuations  in the  underlying  prices of the securities.  It  establishes  a rate of  exchange  that one can  achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the  hedged  currency,  at the same time,  they tend to limit any  potential  gain that  might  result  should the value of such currency increase.

The  International  Fund does not  intend  to invest  more than 25% of its total assets in any one particular country.  The International Fund may also invest up to 35% of its assets in companies located in developing countries.  A developing or emerging  market  country is generally  considered to be a country that is in the initial  stages of its  industrialization  cycle with a low per capita gross national  product.  Compared  to  investment  in the  United  States  and  other developed  countries,  investing  in the  equity  and fixed  income  markets  of developing  countries  involves  exposure to  relatively  unstable  governments, economic  structures  that are  generally  less  mature  and based on only a few industries,  and  securities  markets that trade a small  number of  securities.
Prices on securities  exchanges in developing countries tend to be more volatile than those in developed countries.

Investors should recognize that investing in foreign companies  involves certain special  considerations that are not typically associated with investing in U.S.
companies.  Since the stocks of foreign companies are frequently  denominated in foreign  currencies,  and  since the  International  Fund may  temporarily  hold uninvested reserves in bank deposits in foreign currencies,  it will be affected favorably or unfavorably  by changes in currency  rates and in exchange  control regulations,  and may incur costs in connection with conversions between various currencies.

As foreign companies are not generally subject to uniform  accounting,  auditing and financial reporting  standards and practices  comparable to those applicable to domestic  companies,  there may be less publicly available  information about certain  foreign  companies  than about domestic  companies.  Securities of some foreign companies are generally less liquid and more volatile than securities of
comparable  domestic   companies.   There  is  also  generally  less  government
supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility  of  expropriation  or  confiscatory  taxation,  political or social instability,  or diplomatic  developments that could affect U.S.  investments in those countries.

Although  the  International  Fund  will  endeavor  to  achieve  most  favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock  exchanges  are  generally  higher  than  negotiated  commissions  on U.S.
Exchanges.   In  addition,  it  is  expected  that  the  expenses  of  custodian arrangements  of the  International  Fund's foreign  securities will be somewhat greater  than the  expenses  for the  custodian  arrangements  for  handling the
International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered  portion  of  foreign  withholding  taxes  will  reduce  the income received from the companies comprising the International Fund's portfolio.

The International  Fund will conduct its foreign currency exchange  transactions either on a spot (i.e.,  cash) basis at the spot rate  prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign  currencies.  These  contracts  are  transferable  in the interbank market  conducted  directly  between  currency traders (usually large commercial banks)  and  their  customers.  A  forward  contract  generally  has no  deposit requirements,  and no commissions  are charged at any stage for trades.  Neither type of foreign currency  transaction will eliminate  fluctuations in the prices of the International  Fund's portfolio  securities or prevent loss if the prices of such securities should decline.

The  International  Fund  may  enter  into  forward  foreign  currency  exchange contracts  only under two  circumstances.  First,  when the  International  Fund enters into a contract for the purchase or sale of a security  denominated  in a foreign  currency,  it may  desire  to "lock  in" the U.S.  dollar  price of the security. The International Fund will then enter into a forward contract for the purchase  or sale,  for a fixed  amount of  dollars,  of the  amount of  foreign currency involved in the underlying securities  transaction;  in this manner the
International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject  foreign  currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Sub-Advisor  believes that the currency of a particular foreign country may suffer a substantial  decline against the U.S. dollar,  it may enter into a forward  contract to sell,  for a fixed amount of dollars,  the amount of foreign  currency  approximating  the value of some or all of the  International
Fund's securities  denominated in such foreign currency. The precise matching of the forward contract  amounts and the value of the securities  involved will not generally  be  possible  since the future  value of such  securities  in foreign currencies  will change as a  consequence  of market  movements  in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection  of  short-term  currency  market  movement is extremely  difficult,  and the  successful  execution  of a  short-term  hedging strategy  is highly  uncertain.  The  Sub-Advisor  does not  intend to cause the
International  Fund to enter  into such  forward  contracts  under  this  second circumstance on a regular or continuous basis. The International  Fund will also not enter  into such  forward  contracts  or  maintain  a net  exposure  to such
contracts   when  the   consummation   of  the  contracts   would  obligate  the
International  Fund to deliver an amount of  foreign  currency  in excess of the value of its securities or other assets denominated in that currency.

The Sub-Advisor  believes that it is important to have flexibility to enter into these  forward  contracts  when  it  determines  that  to do so is in  the  best interests of the  International  Fund. The  International  Fund's custodian bank segregates  cash or equity  or debt  securities  in an amount  not less than the value of the  International  Fund's  total assets  committed to forward  foreign currency  exchange  contracts  entered  into  under the  second  type of forward foreign currency exchange contracts.  If the value of the securities  segregated declines,  additional cash or securities is added so that the segregated  amount is not less than the amount of the International Funds' commitments with respect to such contracts.  Under normal  circumstances,  the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately  offset by the  depreciation or appreciation in translation of the underlying  foreign  investment  arising from  fluctuations in foreign  currency exchange rates.

The   International   Fund  will  recognize  the  unrealized   appreciation   or
depreciation  from the fluctuation in a foreign  currency forward contract as an increase or decrease in its net assets on a daily  basis,  thereby  providing an appropriate measure of its financial position and changes in financial position.

Cash  Management.  The Funds may  invest a  portion  of their  assets in cash or high-quality,  short-term debt  obligations  readily  changeable into cash. Such high quality,  short-term  obligations include:  money market securities,  money market  mutual  funds,  commercial  paper,  bank  certificates  of deposit,  and repurchase agreements collateralized by government securities. These investments may be used for cash management  purposes and to maintain  liquidity in order to satisfy redemption requests or pay unanticipated  expenses,  or they may be used while a Fund  looks for  suitable  investment  opportunities.  There may also be times when a Fund attempts to respond to adverse market, economic,  political or other  conditions  by  investing  up to 100% of its  assets  in  these  types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead,  will focus on preserving its assets.

In  pursuing  cash  management  strategies,  the Funds will apply the  following criteria to its investments:

(1)  Certificates  of  deposit,   bankers'   acceptances  and  other  short-term
     obligations must be issued  domestically by United States  commercial banks having  assets of at least $1  billion,  which are  members of the  Federal
     Deposit Insurance Corporation or holding companies of such banks;

(2)  Commercial  paper  will be  limited  to  companies  rated  P-2 or higher by
     Moody's  or A-2 or higher by S&P(R),  or if not rated by either  Moody's or
     S&P(R), a company's commercial paper may be purchased, f the company has an outstanding  bond  issue  rated Aa or higher by  Moody's or AA or higher by
     S&P(R);

(3)  The  Funds  will  purchase  only   short-term   debt  securities  that  are
     non-convertible,  that have one year or less  remaining  to maturity at the date of  purchase,  and that are  rated Aa or higher  by  Moody's  or AA or higher by S&P(R); and,

(4)  The Funds will purchase only  negotiable  certificates of deposit and other short-term debt obligations of savings and loan associations  having assets of at least $1 billion,  which are  members of the Federal  Home Loan Banks
     Association   and  insured  by  the  Federal  Savings  and  Loan  Insurance
     Corporation.

The securities used for cash  management can go down in value.  The market value of debt securities generally varies in response to changes in interest rates and of debt  securities.  During periods of declining  interest rates,  the value of debt  securities  generally  increases.  Conversely,  during  periods  of rising interest rates, the value of these securities generally declines.  These changes in market value will be reflected in the Funds' net asset value.

Repurchase  agreements.  Each Fund may  invest in  issues of the  United  States
Treasury or a United States government agency subject to repurchase  agreements.
A  repurchase  agreement  involves  the sale of  securities  to a Fund  with the concurrent  agreement by the seller to repurchase  the  securities at the Fund's cost plus  interest at an agreed  rate upon  demand or within a specified  time, thereby determining the yield during the Fund's period of ownership.  The result is a fixed rate of return insulated from market fluctuations during such period.
Under the 1940 Act, repurchase agreements are considered loans by a Fund.

The Funds will enter into  repurchase  agreements  only with United States banks having assets in excess of $1 billion,  which are members of the Federal Deposit
Insurance  Corporation,  and  with  certain  securities  dealers  who  meet  the qualifications  as set from time to time by the Funds'  Board of  Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase  agreements  involves certain risks.  For example,  if the seller of the agreement  defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the  securities  are  sold.  If the  seller  of the  agreement becomes  insolvent  and  subject  to  liquidation  or  reorganization  under the
Bankruptcy Code or other laws,  disposition of the underlying  securities may be delayed pending court proceedings.  Finally,  it is possible that a Fund may not be able to perfect its interest in the underlying  securities.  While the Funds'
management  acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Illiquid  and  Restricted  Securities.  The Funds may  invest  in  illiquid  and restricted  securities.  But each Fund will not invest  more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business  within  seven  days at  approximately  the price at which the Fund has valued the investment.

Illiquid  securities  include  repurchase  agreements  and  time  deposits  with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days,  certain insurance funding agreements,  certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading  restrictions because they are not  registered  under the  Securities Act of 1933, as amended (the "1933 Act").
Because  illiquid  and  restricted  securities  may be  difficult  to sell at an acceptable price, they may be subject to greater  volatility and may result in a loss to the Funds.

Each Fund may also, when consistent with its investment  objective and policies, purchase  commercial  paper issued  pursuant to Section 4(2) of the 1933 Act and domestically  traded  securities that are not registered  under the 1933 Act but can be sold to "qualified  institutional  buyers" in  accordance  with Rule 144A under  the 1933 Act  ("Rule  144A  Securities").  These  securities  will not be considered  illiquid so long as a Fund determines,  under guidelines approved by the Board of Trustees,  that an adequate trading market exists.  The practice of investing  in  Rule  144A  Securities  could  increase  the  level  of a  Fund's illiquidity  during  any  period  that  qualified  institutional  buyers  become uninterested in purchasing these securities.

Securities  Lending.  In order to generate additional income, the Funds may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Funds will receive collateral equal to at least
102% of the value of the securities loaned.  Securities lending may represent no more than  one-third  the value of a Fund's  total  assets  (including  the loan collateral).  Any cash  collateral  received by a Fund in connection  with these loans may be invested in U.S. government  securities and other liquid high-grade debt obligations.

The main risk when  lending  portfolio  securities  is that the  borrower  might become insolvent or refuse to honor its obligation to return the securities.  In this event, a Fund could experience  delays in recovering its securities and may incur a capital loss. In addition,  a Fund may incur a loss in  reinvesting  the cash collateral it receives.

Fundamental  Investment  Restrictions.  The Board of  Trustees  has  adopted the following  fundamental  investment  restrictions  for each Fund.  These policies cannot be changed  for any Fund  without  the  approval  of a  "majority  of the outstanding  voting  securities" of the Fund. Under the 1940 Act, a "majority of the  outstanding  voting  securities" of a Fund means the vote of: (i) more than
50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting,  if the holders of more than
50% of the  outstanding  voting  securities are present or represented by proxy, whichever is less. In cases where the current  legal or  regulatory  limitations are explained within these investment  restrictions,  such  explanations are not part of the  fundamental  investment  restriction  and may be  modified  without
shareholder   approval   to  reflect   changes  in  the  legal  and   regulatory
requirements. The language of the restrictions that are fundamental are shown in italics.

Diversification.  Each Fund is  classified as  diversified  as defined under the
1940  Act and a Fund may not  change  its  classification  from  diversified  to non-diversified  without shareholder  approval.  Under the 1940 Act, diversified generally  means that a Fund may not,  with respect to 75% of its total  assets, invest more than 5% of its total assets in securities of any one issuer,  except obligations  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or instrumentalities  and securities  issued by investment  companies,  or purchase more than 10% of the voting securities of any one issuer.

Concentration.  Each Fund  will not make  investments  that  will  result in the concentration,  as that term may be defined  in the 1940 Act,  any rule or order
thereunder,   or  U.S.   Securities  and  Exchange   Commission   ("SEC")  staff
interpretation  thereof,  of  its  investments  in  the  securities  of  issuers primarily  engaged  in the same  industry.  The SEC  staff  currently  takes the position  that a  mutual  fund  concentrates  its  investments  in a  particular industry if 25% or more of its total assets are  invested in issuers  within the industry.  This  restriction does not limit a Fund from investing in obligations
issued   or   guaranteed   by  the  U.S.   government,   or  its   agencies   or
instrumentalities.   In  applying  each  Fund's  fundamental  policy  concerning industry concentration,  a Fund will apply a non-fundamental  policy,  described hereafter,  governing  categorization  of companies  into  specific  industries.
Concentration will be examined by looking at each company's particular niche and not its general industry.  In particular,  technology  companies will be divided according to their  products and  services;  for  example,  hardware,  software, information  services and  outsourcing,  and  telecommunications  will each be a separate industry.  Furthermore,  financial service companies will be classified according to the end users of their services;  for example,  automobile finance, bank  finance  and  diversified  finance  will  each be  considered  a  separate industry; asset-backed securities will be classified according to the underlying assets  securing  such  securities;  and,  utility  companies  will  be  divided according to their services;  for example,  gas, gas transmission,  electric and telephone will each be considered a separate industry.

Borrowing. The Funds will not borrow money or issue senior securities, except as the 1940 Act, any rule  thereunder,  or SEC staff  interpretation  thereof,  may permit.  The following  sentences describe the current regulatory limits. A Fund may borrow up to 5% of its total  assets  for  temporary  purposes  and may also borrow  from  banks,  provided  that if  borrowings  exceed 5%, a Fund must have assets  totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. This provision allows a Fund to borrow from banks  amounts up to one-third (33 1/3%) of its total  assets,  including  those assets represented by the borrowing.

Underwriting.  The Funds will not  underwrite  the  securities of other issuers, except  that a Fund  may  engage  in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent a Fund from investing in issuers that invest,  deal or otherwise  engage in  transactions  in real estate or interests  therein,  or investing in securities that are secured by real estate or interests therein.

Commodities.  The Funds will not purchase or sell physical  commodities,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that  this  restriction  does not  prevent  a Fund  from  engaging  in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

Loans.  The Funds will not make loans,  provided that this  restriction does not prevent the Funds from  purchasing  debt  obligations,  entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental   Investment   Restrictions.   In  addition  to  the  investment
objectives, strategies and policies described in the Prospectus and in this SAI,
the  Funds  will  be  subject  to  the  following   non-fundamental   investment
restrictions,  which  the  Board of  Trustees  may  change  without  shareholder approval.

Other Investment Companies. Each Fund is permitted to invest in other investment companies,  including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  But no Fund may  operate as a fund of funds that  invests primarily  in the shares of other  investment  companies as permitted by Section
12(d)(1)(F)  or (G)  of  the  1940  Act,  if its  own  shares  are  utilized  as investments  by  such a fund  of  funds.  Under  current  legal  and  regulatory requirements,  each  Fund  may  invest  up to 5% of  its  total  assets  in  the securities of any one  investment  company,  but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Liquidity.  Each  Fund  may  not  invest  more  than  15% of its net  assets  in securities  which  they can not sell or  dispose  of in the  ordinary  course of business  within  seven  days at  approximately  the value at which the Fund has valued the investment.

Leveraging.  Each  Fund  will not  borrow  for the  purpose  of  leveraging  its investments.  In this regard,  no Fund will purchase  portfolio  securities when borrowings exceed 5% of its total assets.

Portfolio  Transactions.  Decisions to buy and sell securities for the Funds are made by each Fund's Sub-Advisor.  The Funds, in purchasing and selling portfolio securities,  will seek the best  available  combination of execution and overall price  (which shall  include the cost of the  transaction)  consistent  with the circumstances  which  exist at the  time.  The Funds do not  intend  to  solicit competitive bids on each transaction.

The Funds believe it is in their best interest,  and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong  and  technically  qualified  broker-dealers  who  will  provide  quality executions at competitive  rates.  Broker-dealers  meeting these  qualifications also will be selected for their  demonstrated  loyalty to the Funds, when acting on their behalf,  as well as for any research or other services  provided to the
Funds.   The  Funds  normally  will  not  pay  a  higher   commission   rate  to
broker-dealers  providing  benefits  or  services to them than they would pay to broker-dealers who do not provide such benefits or services.  However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the
Securities  Exchange  Act of 1934 when it appears that this would be in the best interests of the shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing such business.  Allocation is reviewed  regularly by both the
Board of Trustees of J&B Funds and by the Manager.

When the Manager or a Sub-Advisor in its fiduciary duty believes it to be in the best  interests of its  shareholders,  a Fund may join with other clients of the
Manager or  Sub-Advisor  in  acquiring  or  disposing  of a  portfolio  holding.
Securities  acquired or proceeds obtained will be equitably  distributed between the Fund and other clients participating in the transaction.  In some instances, this  investment  procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

For the period from  December  19, 2000  (commencement)  to June 30,  2001,  and fiscal year 2002, the total dollar amount of brokerage  commissions  paid by the
Funds were as follows:

                                        December 19, 2000    Fiscal Year ended
                                         To June 30, 2001          2002
J&B Mid-Cap Aggressive Growth Fund        $  5,591               $  4,538
J&B Small-Cap Aggressive Growth Fund      $  3,150               $  6,523
J&B Small-Cap International Fund          $ 13,016               $ 23,804

                              PERFORMANCE MEASURES

The Funds may advertise  "average  annual total return" over various  periods of time. Such total return figures show the average  percentage  change in value of an investment in a Fund from the beginning  date of the measuring  period to the end of the measuring  period.  These figures  reflect  changes in the price of a
Fund's  shares  and  assume  that any  income  dividends  and/or  capital  gains distributions  made by a Fund during the period were reinvested in shares of the
Fund.  Figures  will be given for recent one-,  five- and ten-year  periods when applicable,  and  may  be  given  for  other  periods  as  well,  such  as  from
commencement  of  a  Fund's  operations,   or  on  a  year-by-year  basis.  When
considering "average" total return figures, for periods longer than one year, it is important  to note that a Fund's  annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return.  The Funds' "average  annual total return"  figures  described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

    P(1+T)n           =      ERV

    Where:      P     =    a hypothetical initial payment of $1,000
                T     =    average annual total return
                n     =    number of years
                ERV   =    Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5 or 10
                           year (or other) periods at the end of the 1, 5 or
                           10 year (or other) periods (or fractional portions
                           thereof).

Performance  Comparisons.  In advertisements or in reports to shareholders,  the
Funds may compare their  performance  to that of other mutual funds with similar investment  objectives  and to  stock  or other  relevant  indices.  Performance information,  rankings,  ratings,  published  editorial comments and listings as reported in national financial publications such as Bank Rate Monitor,  Barron's
Financial World,  Bloomberg's  Personal  Finance,  Business Week, CDA Investment
Technologies,  Inc., Donoghue's,  Donoghue's Money Fund Report, Donoghue's Money
Letter, Donoghue's Mutual Fund Almanac, Forbes, Fortune, Institutional Investor,
Income &  Safety,  United  Mutual  Fund  Selector,  Investor's  Business  Daily,
Kiplinger's Personal Finance Magazine,  Louis Rukeyser's Wall Street Newsletter,
Money,   Money  Central  Investors,   Morningstar  Mutual  Funds,   Mutual  Fund
Forecaster,  Mutual Fund Magazine, No-Load Fund Analyst, No-Load Fund X, No-Load
Investor,  Smart Money,  The Mutual Fund Letter,  The Wall Street Journal,  U.S.
News & World Report, USA Today and Wiesenberger Investment Companies Service may
also be used in  comparing  performance  of the Funds.  Performance  comparisons should not be  considered as  representative  of the future  performance  of the
Funds.

Average  annual total return  before taxes.  Average  annual total return before taxes is  determined  by finding  the  average  annual  rates of return over the periods  indicated  below  that  would  equate an  initial  hypothetical  $1,000 investment  to its ending  redeemable  value.  The  calculation  assumes  income dividends and capital gain  distributions are reinvested at net asset value. The quotation assumes the account was completely  redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure,  historical performance  information will be restated to reflect the maximum  initial sales charge  currently in effect.  The table below shows the average annual total return for each Fund for the specified periods.

The table  below  shows the total  return  for each of the Funds for the  period
December 19, 2000  (commencement)  to June 30, 2001 and one year total return as of June 30, 2002, respectively.

                                        December 30, 2001   Fiscal Year Ended
                                        To June 30, 2001          2002
J&B Mid-Cap Aggressive Growth Fund        -12.71%               -17.25%
J&B Small-Cap Aggressive Growth Fund      -13.64%               -19.98%
J&B Small-Cap International Fund          -18.45%               -14.45%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ERV

Where:

P   =  a hypothetical initial payment of $1,000

T   =  average annual total return

N   =  number of years

ERV  = ending  redeemable  value of a  hypothetical  $1,000  payment made at the beginning of each period at the end of each period.

Average  annual  total  return  after  taxes on  distributions  and sale of fund shares.  Average annual total return after taxes on  distributions is determined by finding the average annual rates of return over the periods  indicated  below that  would  equate an  initial  hypothetical  $1,000  investment  to its ending redeemable  value,  after taxes on distributions.  The calculation  assumes that income  dividends  and capital  gain  distributions,  less the taxes due on such distributions,  are  reinvested at net asset value.  The  quotation  assumes the account was  completely  redeemed at the end of each period and the deduction of all applicable  charges and fees, but assumes that the redemption  itself had no tax consequences. If a change is made to the sales charge structure,  historical performance  information  will be restated to reflect the maximum  initial sales charge currently in effect.

Taxes due on  distributions  are  calculated by applying the highest  individual marginal federal income tax rates in effect on the reinvestment  date, using the
rates  that   correspond  to  the  tax  character  of  each   component  of  the
distributions  (e.g.,  the ordinary  income rate for  distributions  of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions  of net  long-term  capital  gains).  The  taxable  amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual  taxpayer on the  reinvestment  date;  for  example,  no taxes are  assumed  to be due on the portion of any  distribution  that would not result in federal  income tax on an individual (e.g.,  tax-exempt interest or non-taxable  returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities  other than federal tax liabilities (e.g.,  state and local taxes) are disregarded,  as are the effects of phaseouts of certain exemptions,  deductions,  and credits at various income levels,  and the impact of the federal  alternative  minimum tax.
Any  redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.  The table below shows the average  annual total return  after taxes on  distributions  for each Fund for the specified periods.

  For the one year 7/1/01-6/30/02

  J&B Mid-Cap Aggressive Growth                                        -17.27%
  J&B Small-Cap Aggressive Growth                                      -19.99%
  J&B Small-Cap International                                          -14.46%

  Since inception December 19, 2000 - 6/30/01

  J&B Mid-Cap Aggressive Growth                                        -12.71%
  J&B Small-Cap Aggressive Growth                                      -13.64%
  J&B Small-Cap International                                          -18.45%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVD

Where:

P   =  a hypothetical initial payment of $1,000

T   =  average annual total return (after taxes on distributions)

n   =  number of years

ATVD = ending  redeemable  value of a  hypothetical  $1,000  payment made at the beginning  of each  period at the end of each  period,  after taxes on fund distributions but not after taxes on redemption.

Average  annual  total  return  after  taxes on  distributions  and sale of fund shares.  Average  annual total return after taxes on  distributions  and sale of fund shares is determined by finding the average annual rates of return over the periods  indicated  below  that  would  equate an  initial  hypothetical  $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares.  The calculation  assumes that income dividends and capital gain distributions  are  reinvested  at net asset value.  The  quotation  assumes the account was  completely  redeemed at the end of each period and the deduction of all applicable charges and fees,  including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated  to reflect  the maximum  initial  sales  charge  currently  in effect.

Taxes due on  distributions  are  calculated by applying the highest  individual marginal federal income tax rates in effect on the reinvestment  date, using the
rates  that   correspond  to  the  tax  character  of  each   component  of  the
distributions  (e.g.,  the ordinary  income rate for  distributions  of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions  of net  long-term  capital  gains).  The  taxable  amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date.  Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual  taxpayer on the  reinvestment  date;  for  example,  no taxes are  assumed  to be due on the portion of any  distribution  that would not result in federal  income tax on an individual (e.g.,  tax-exempt interest or non-taxable  returns of capital).  The effect of applicable tax credits,  such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities  other than federal tax liabilities (e.g.,  state and local taxes) are disregarded,  as are the effects of phaseouts of certain exemptions,  deductions,  and credits at various income levels,  and the impact of the federal  alternative  minimum tax.
Any  redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon  redemption is calculated by  subtracting  the tax basis from the redemption  proceeds,  after deducting any  nonrecurring  charges assessed at the end of the period,  subtracting  capital  gains taxes  resulting from the  redemption,  or adding the tax benefit from capital  losses  resulting from the redemption. In determining the basis for a reinvested distribution, the distribution  is included net of taxes assumed paid from the  distribution,  but not net of any sales loads imposed upon reinvestment.  Tax basis is adjusted for any  distributions  representing  returns  of  capital  and any  other tax basis adjustments  that  would  apply  to an  individual  taxpayer,  as  permitted  by applicable federal law. The amount and character (e.g., short-term or long-term)
of capital gain or loss upon  redemption  is  separately  determined  for shares acquired  through the initial  investment and each subsequent  purchase  through reinvested distributions.  Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial  investment.  The tax  character of such  reinvestments  is determined by the length of the period between  reinvestment  and  the end of the  measurement  period  in the  case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated  using the highest  federal  individual  capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption  date.  Shareholders are assumed to have  sufficient  capital gains of the same  character from other investments  to offset  any  capital  losses  from the  redemption,  so that the taxpayer may deduct the capital losses in full.

The  table  below  shows  the  average   annual  total  return  after  taxes  on
distributions and sale of Fund shares for each Fund for the specified periods.

For the one year 7/1/01-6/30/02

  J&B Mid-Cap Aggressive Growth                                        -17.28%
  J&B Small-Cap Aggressive Growth                                      -20.00%
  J&B Small-Cap International                                          -14.47%

  Since inception December 19, 2000 - 6/30/01

  J&B Mid-Cap Aggressive Growth                                        -10.09%
  J&B Small-Cap Aggressive Growth                                      -10.82%
  J&B Small-Cap International                                          -14.59%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVDR

where:

P    =a hypothetical initial payment of $1,000
T    =average annual total return (after taxes on distributions and redemptions)
n    =number of years
ATVDR= ending value of a  hypothetical  $1,000  payment made at the beginning of each period at the end of each  period,  after taxes on fund  distributions and redemption.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson,  Inc.  as agent of the  Funds,  has  agreed  to supply  its best efforts as sole  distributor  of the Funds' shares and, at its own expense,  pay all sales and distribution expenses in connection with their offering other than registration  fees and other  government  charges.  The  offering  of the Funds'
shares is on a continuous basis. Jones & Babson,  Inc., is located at BMA Tower,
700 Karnes Blvd.,  Kansas City,  MO  64108-3306.  The following  persons who are affiliated  with J&B Funds as Trustees or senior  officers  are also  affiliated with Jones & Babson, Inc. as Directors or officers: Stephen S. Soden, P. Bradley
Adams, Martin A. Cramer, Constance E. Martin and W. Guy Cooke.

Jones & Babson,  Inc. does not receive any fee or other  compensation  under the distribution  agreement  which  continues in effect until October 31, 2002,  and which will continue  automatically  for  successive  annual  periods ending each
October  31, if  approved at least  annually  by the Funds'  Board,  including a majority of those Trustees, who are not parties to such agreements or interested persons of any such party.  It  terminates  automatically  if assigned by either party or upon 60 days  written  notice by  either  party to the  other.  Jones &
Babson, Inc. also serves as the Funds' Transfer Agent.

                          PURCHASING AND SELLING SHARES

Purchases. Neither the Funds nor the entities that provide services to them (the
"Fund  Complex") will be responsible for the  consequences of delays,  including delays in the banking or Federal  Reserve wire systems.  The Fund Complex cannot process  transaction  requests  that are not  completed  properly.  Examples  of improper  transaction  requests may include lack of a signature  guarantee  when required,  lack of proper signatures on a redemption request or a missing Social
Security or Tax I.D.  number.  If you use the  services  of any other  broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased  directly  from the Funds  without this  brokerage fee. Each order accepted will be fully invested in whole and fractional  shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account,  which provides  necessary tax information.  A duplicate copy of a past annual  statement  is  available  from Jones & Babson at its cost,  subject to a minimum charge of $5 per account, per year requested.

Each  statement and  transaction  confirmation  will request that you inform the
Fund in writing of any questions about the information presented.  If you do not notify the Fund in writing of any questions  within the  specified  time period, the Funds will consider you to have approved the information in the statement.

Normally,  the shares  you  purchase  are held by the Funds in an open  account, thereby relieving you of the  responsibility of providing for the safekeeping of
a  negotiable  share  certificate.   Should  you  have  a  special  need  for  a
certificate,  one will be issued on  request  for all or a portion  of the whole shares in your  account.  A charge of $25.00  will be made for any  certificates issued.  In order to protect  the  interests  of the other  shareholders,  share certificates will be sent to those  shareholders who request them only after the
Funds have determined that  unconditional  payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

The Funds  reserve the right in their sole  discretion,  to withdraw  all or any part of the offering made by the prospectus or to reject  purchase  orders when, in the judgment of Funds'  management,  such  withdrawal  or rejection is in the best  interest of the Fund and,  its  shareholders.  The Funds also  reserve the right at any time to waive or increase the minimum  requirements  applicable  to initial  or  subsequent  investments  with  respect  to any  person  or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds  reserve  the right to refuse to accept  orders  for  shares of a Fund unless accompanied by payment,  except when a responsible person has indemnified the Funds  against  losses  resulting  from the  failure  of  investors  to make payment.  In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter,  Jones & Babson, will cover the loss.  If an order to purchase  shares must be canceled due to  non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such  cancellation.  To recover any such loss, the Funds reserve the right to redeem shares by any purchaser  whose order is canceled,  and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales  (Redemptions).   The  Fund  Complex  will  not  be  responsible  for  the
consequences of delays,  including delays in the banking or Federal Reserve wire systems.  The Fund Complex  cannot  process  transaction  requests  that are not completed properly.

The Funds will transmit  redemption proceeds to the proper party, as instructed, as soon as  practicable  after a proper  redemption  request  has been  received usually no later than the third  business  day after it is  received.  The Funds must receive an endorsed share certificate with a signature  guarantee,  where a certificate has been issued.  Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption  request. In the case of redemption requests made within 15 days of the date of purchase, the
Funds may delay  transmission  of proceeds until such time as it is certain that unconditional  payment  has been  collected  for the  purchase  of shares  being redeemed  or 15 days from the date of  purchase,  whichever  occurs  first.  The telephone  redemption service may only be used for non certificated  shares held in an open account. The Funds reserve the right to refuse a telephone redemption request.  At our option, the Funds may pay such redemption by wire or check. The
Funds may  reduce or waive the $10  charge for  wiring  redemption  proceeds  in connection with certain  accounts.  To participate in the Systematic  Redemption
Plan your  dividends  and capital  gains  distributions  must be  reinvested  in additional shares of the Funds.

Due to the high cost of maintaining  smaller  accounts,  the Funds have retained the authority to close shareholder  accounts when an account's value falls below the minimum investment requirement as a result of redemptions (not as the result of market  action),  if the account  value  remains below this level for 60 days after  each such  shareholder  account  is mailed a notice  of:  (1) the  Fund's intention to close the account, (2) the minimum account size requirement and (3)
the date on which the account will be closed if the minimum size  requirement is not met. Since the minimum  investment  amount and the minimum  account size are the same, any redemption from an account  containing only the minimum investment amount may result in redemption of that account.

The Funds may suspend the right of  redemption  or postpone  the date of payment beyond the normal  three-day  redemption  period under the following  conditions authorized by the Investment  Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed,  other than  customary  weekend and holiday  closing,  or (b) during which trading on the New York Stock Exchange is restricted;  (2) for any period during which an emergency  exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not  reasonably  practical  for a Fund to determine the fair value of its net
assets;  (3)  under  certain   circumstances  where  certain   shareholders  are
attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular  basis;  or (4) for such other  periods as the  Securities  and Exchange
Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one  shareholder.  Should  redemptions by any shareholder  exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting the assets to cash.  The method of valuing  securities  used to make  redemptions in kind will be the same as the method of valuing  portfolio  securities  described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Market  Timers.  The Funds do not allow market  timers.  The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you have
(i)  requested  a  redemption  of Fund  shares  within  two weeks of an  earlier purchase  request,  (ii) make investments of large amounts of $1 million or more followed by a  redemption  request in close  proximity  to the purchase or (iii)
otherwise  seem to follow a timing  pattern.  Shares under  common  ownership or control are combined for these purposes.

How Share Price is  Determined.  The Funds net asset value per share is computed once daily,  Monday through Friday, at 4:00 p.m., Eastern Time except: days when the  Funds  are not open for  business;  days on which  changes  in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds do not  compute  its net  asset  value  days  when the New York  Stock
Exchange is closed or on the following customary holidays:

New Year's Day                      January 1
Martin Luther King Jr. Day          Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25

Additional Purchase and Redemption Policies.  The Funds reserve the right to:

(1)  Waive or increase the minimum  investment  requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Funds' special investment programs;

(2)  Cancel or change the telephone investment service,  redemption service, the telephone  exchange  service  and the  automatic  monthly  investment  plan without  prior  notice to you when doing so is in the best  interest of the
     Funds and their shareholders;

(3)  Begin charging a fee for the telephone  investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

(4)  Begin charging a fee for the telephone  service and to cancel or change the service upon 60 days written notice to you;

(5)  Begin  charging  a fee  for the  systematic  redemption  plan  upon 30 days written notice to you;

(6)  Waive  signature  guarantee  requirements  in  certain  instances  where it appears  reasonable  to do so and will not unduly  affect the  interests of other  shareholders;  the Funds  may also  waive  the  signature  guarantee requirement  if you authorize the telephone  redemption  method at the same time you submit the initial application to purchase shares; and,

(7)  Require  signature   guarantees  if  there  appears  to  be  a  pattern  of
     redemptions  designed to avoid the signature guarantee  requirement,  or if the Funds have other  reason to believe that this  requirement  would be in the best interests of a Fund and its shareholders.

                      MANAGEMENT OF THE TRUST AND THE FUNDS

Manager and  Sub-Advisors.  Jones & Babson,  Inc.  serves as investment  manager
("Manager")  of each Fund  pursuant to a  Management  Agreement  with the Trust.
Jones & Babson, Inc. also employs at its own expense the following  Sub-Advisors to manage the Funds' assets on a day-to-day basis:

J&B  Mid-Cap  Aggressive  Growth  Fund.  McKinley  Capital   Management,   Inc.,
("McKinley"),  3301 C Street, Anchorage,  Alaska, 99503. McKinley was founded in
1990 and as of June 30,  2002 has over three  billion  dollars  in total  assets under management.

J&B Small-Cap  Aggressive Growth Fund.  Knappenberger  Bayer ("KB"), 601 Carlson
Parkway, Suite 950, Minnetonka,  Minnesota, 55305. KB was founded in 1998 and as of June 30, 2002 has over $170 million in total assets under management.

J&B Small-Cap  International  Fund.  Denver Investment  Advisors,  LLC, ("DIA"),
Seventeenth  Street Plaza, 1225 17th Street,  Denver,  Colorado,  80202. DIA was
founded in 1958 and as of June 30, 2002 has nearly six billion  dollars in total assets under management.

Jones & Babson,  Inc. pays  McKinley a fee of 50/100 of one percent  (0.50%) for the first $5 million, 47/100 of one percent (0.47%) for the next $20 million and
45/100 of one percent  (0.45%) for amounts in excess of $25 million with respect to the J&B Mid-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson,  Inc.  pays KB a fee of 65/100 of one  percent  (0.65%)  for the first $150  million and 60/100 of one  percent  (0.60%) for amounts in excess of
$150 million with respect to the J&B Small-Cap  Aggressive Growth Fund's average daily total net assets.

Jones & Babson,  Inc. pays DIA a fee of 77.5/100 of one percent (0.775%) for the first $250  million and 70/100 of one  percent  (0.70%) for amounts in excess of
$250 million  with respect to the J&B  Small-Cap  International  Fund's  average daily total net assets.

The following aggregate management fees were paid to Jones & Babson, Inc. by the
Funds for the period from December 19, 2000  (commencement) to June 30, 2001 and for the fiscal  year 2002,  respectively,  were  $24,234 and $44,774 for the J&B
Mid-Cap  Aggressive  Growth  Fund,  $28,974 and  $63,882  for the J&B  Small-Cap
Aggressive  Fund and $30,969 and  $49,557  for the J&B  Small-Cap  International
Fund.

The following advisory fees were paid to McKinley, KB and DIA, respectively,  by the Funds for the period from December 19, 2000  (commencement) to June 30, 2001 and for the fiscal year 2002, respectively, were $10,097 and $19,452 for the J&B
Mid-Cap  Aggressive  Growth  Fund,  $14,228 and  $28,075  for the J&B  Small-Cap
Aggressive  Fund and $15,484 and  $25,774  for the J&B  Small-Cap  International
Fund.

Jones & Babson,  Inc. is a wholly-owned  subsidiary of Business Men's  Assurance
Company of America,  which is considered  to be a controlling  person of Jones &
Babson, under the Investment Company Act of 1940. Assicurazioni Generali S.p.A.,
an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a  controlling  person of and is the  ultimate  parent of  Business  Men's
Assurance Company of America. Mediobanca is a 5% owner of Generali.

The Board of Trustees  approved the advisory  agreement with the Manager and the sub-advisory  agreements  with the  sub-advisors at their October 24, 2000 board meeting for an initial term of two years. The Trustees  considered the following factors before  approving the agreements:  the  performance of other  investment companies managed by the Manager and the sub-advisors,  the cost of the services to be  provided,  and the  benefit  to the  Funds of the  Manager's  contractual agreement to limit expenses of the Funds.

Trustees and  Officers.  The Trust is governed by a Board of Trustees,  which is responsible  for  protecting  the  interests  of the  Funds'  shareholders.  The
Trustees are  experienced  business  persons,  who meet  throughout  the year to oversee the Funds' activities,  review  contractual  arrangements with companies that provide services to the Funds and to review performance.

The officers of the Trust manage the Trust's day-to-day operations.  The Trust's officers and its manager are subject to the supervision and control of the Board of Trustees.  The Trustees have approved contracts under which certain companies provide essential  management  services to the Funds. The Funds pay the fees for the  Trustees who are not  "interested  persons" (as defined in the 1940 Act) of the Trust or its  manager.  Certain  officers and Trustees of J&B Funds are also officers or directors of Jones & Babson, Inc. and of other funds affiliates with
Jones & Babson.

The following table lists the officers and Trustees of the Trust and their ages.
Unless  noted  otherwise,  the address of each officer and Trustee is BMA Tower,
700 Karnes Blvd., Kansas City, Missouri 64108-3306. Interested Trustees

Name, Age and Address
Stephen S. Soden (57)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Trustee, President and Principal Executive Officer

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
President,   Chief  Executive  Officer  and  Director,   Jones  &  Babson,  Inc.
(management  company);  Director,  Babson Enterprise Fund II, Inc. 1; President,
Investors  Mark  Advisors,  LLC  ("IMA")  (management  company);  President  and
Principal  Executive  Officer,  Investors Mark Series Fund,  Inc. (one fund with nine portfolios);  President and  Director/Trustee,  Buffalo Fund Complex (seven funds)2;  President and Trustee, J&B Funds (three funds);  Senior Vice President of Business Men's Assurance Company of America ("BMA") (insurance company); and, formerly,  President and Chief Executive Officer of BMA Financial Services, Inc.
("BMAFS") (broker/dealer) until December 31, 2001 when BMAFS ceased operations.

Number of Portfolios in Fund Complex Overseen by Trustee
Eleven

Other Directorships Held By Trustee
None

Name, Age and Address
P. Bradley Adams (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Trustee, Treasurer, Principal Financial Officer and Principal Accounting Officer

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
Vice  President  Finance and Operations and Chief  Operations  Officer,  Jones &
Babson,  Inc.  (management  company);   Treasurer,   IMA  (management  company);
Principal  Financial Officer and Principal  Accounting  Officer,  Investors Mark
Series Fund; Vice President and Treasurer, Buffalo Fund Complex; Vice President,
Chief Financial Officer and Trustee, J&B Funds; Vice President,  Chief Financial
Officer  and  Trustee,  Babson  Funds  (ten  funds);  and,  Treasurer  and Chief
Financial Officer, Gold Bank Funds (two funds)3.

Non-Interested Trustees

Name, Age and Address
Eric T. Jager (59)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
Executive Vice President,  Bartlett & Company, Kansas City, Missouri.  (oversees investment management activities)

Number of Portfolios in Fund Complex Overseen by Trustee
Three4

Other Directorships Held By Trustee
Director, UMB Scout Funds (eleven funds)

Name, Age and Address
John A. MacDonald (53)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
President, Chinquapin Trust Co., Kansas City, Missouri (trust company)

Number of Portfolios in Fund Complex Overseen by Director
Three4

Other Directorships Held By Trustee
None

Name, Age and Address
Steve W. Panknin (51)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
Executive Vice President, Country Club Bank, Kansas City, Missouri.

Number of Portfolios in Fund Complex Overseen by Trustee
Three4

Other Directorships Held By Trustee
None

Name, Age and Address
James R. Seward (50)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
Financial Consultant, Seward & Company, LLC.

Number of Portfolios in Fund Complex Overseen by Trustee
Twelve5

Other Directorships Held By Trustee
None

Officers of the Trust

Name, Age and Address
W. Guy Cooke (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Vice President and Chief Compliance Officer

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
Chief  Compliance  Officer,  Jones & Babson,  Inc.  (management  company);  Vice
President and Chief Compliance Officer, Buffalo Fund Complex and Babson Funds.

Name, Age and Address
Martin A. Cramer (52)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Vice President and Secretary

Term of Office and Length of Time Served
One year term and two years of service

Principal Occupation(s) During Past 5 Years
Legal and Regulatory Affairs Vice President and Secretary,  Jones & Babson, Inc.
(management company);  Secretary,  IMA (management company);  Vice President and
Secretary,  Buffalo Fund Complex; Assistant Vice President and Secretary, Babson
Funds; and, Secretary, Gold Bank Funds (two funds).

Name, Age and Address
Constance E. Martin (40)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Positions(s) Held with Funds
Vice President

Term of Office and Length of Time Served
One year term and six years of service

Principal Occupation(s) During Past 5 Years
Vice President and Director Mutual Fund Client Relations,  Jones & Babson,  Inc.
(management company); Vice President, Buffalo Fund Complex and Babson Funds.

1    The Babson  Funds is a fund group  consisting  of Babson Money Market Fund,
     Babson Tax Free Income  Fund,  Babson Bond Trust - Portfolio L, Babson Bond
     Trust - Portfolio  S, Babson Value Fund,  Babson  Enterprise  Fund,  Babson
     Enterprise   Fund  II,   Babson   Growth   Fund,   Shadow  Stock  Fund  and
     Babson-Stewart  Ivory  International  Fund. Jones & Babson,  Inc. serves as
     Investment Advisor, Principal Underwriter and Registered Transfer Agent for
     each of the Babson Funds.

2    The Buffalo Fund Complex consists of Buffalo  Balanced Fund, Inc.,  Buffalo
     Large Cap Fund,  Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo  Small Cap
     Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid
     Cap  Fund.  Jones &  Babson,  Inc.  serves  as  Principal  Underwriter  and
     Registered Transfer Agent for each fund in the Buffalo Fund Complex.

3    Gold Bank Funds is a series  fund  consisting  of Gold Bank Equity and Gold
     Bank Money Market Fund. Jones & Babson,  Inc. serves as Registered Transfer
     Agent for each of the Gold Bank Funds.

4    One Fund with three portfolios.

5    Trustee, each Fund described in this Prospectus;  also, Director, Investors
     Mark Series Fund, Inc.  ("Investors  Mark Series Fund"),  which consists of the following  nine  portfolios:  Balanced,  Global Fixed Income,  Growth &
     Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small
     Cap Equity, Mid Cap Equity, and Money Market.

As of December 31, 2001, the Directors/nominees  held the following interests in the Funds' securities:

------------------------------- ------------------------------------------------ -------------------------------------
                                                                                   Aggregate Dollar Range of Equity
   Name of Director/Trustee     Dollar Range of Equity Securities in Each Fund       Securities in all Registered
                                                                                   Investment Companies Overseen by
                                                                                    Director/Trustee in Family of
                                                                                         Investment Companies
------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

        Eric T. Jager           Mid Cap                                                         None
                                Aggressive Growth: None

                                Small Cap
                                Aggressive Growth: None

                                Small Cap
                                International: None

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

      John A. MacDonald         Mid Cap                                                         None
                                Aggressive Growth:  None

                                Small Cap
                                Aggressive Growth: None

                                Small Cap
                                International: None

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

       Steve W. Panknin         Mid Cap                                                    $10,000-$50,000
                                Aggressive Growth:  $1-$10,000

                                Small Cap
                                Aggressive Growth: $1-$10,000

                                Small Cap
                                International:  $1-$10,000

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

       James R. Seward          Mid Cap                                                     Over $100,000
                                Aggressive Growth:  None

                                Small Cap
                                Aggressive Growth:$50,001-$100,000

                                Small Cap
                                International: None

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

       Stephen S. Soden         Mid Cap                                                    $10,000-$50,000
                                Aggressive Growth:  $10,000-$50,000

                                Small Cap
                                Aggressive Growth: None

                                Small Cap
                                International: $10,000-$50,000

------------------------------- ------------------------------------------------ -------------------------------------
------------------------------- ------------------------------------------------ -------------------------------------

       P. Bradley Adams         Mid Cap                                                       $1-$10,000
                                Aggressive Growth:  $1-$10,000

                                Small Cap
                                Aggressive Growth: $1-$10,000

                                Small Cap
                                International: $1-$10,000

------------------------------- ------------------------------------------------ -------------------------------------

Audit Committee.  The Trust has an Audit  Committee,  which assists the Board in fulfilling its duties relating to each Fund's accounting and financial reporting practices,  and also serves as a direct line of communication  between the Board and the independent auditors. The Audit Committee is comprised of Messrs. Jager,
MacDonald,  Panknin and Seward,  the Funds' independent  Trustees.  The specific functions  of  the  Audit  Committee  include  recommending  the  engagement  or retention of the independent  auditors,  reviewing with the independent auditors the plan and results of the auditing engagement, approving professional services provided by the independent  auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the  independent  auditors,  reviewing  the  scope  and  results  of the  Funds'
procedures  for internal  auditing,  and reviewing the Funds' system of internal accounting controls. The Audit Committee met once during the last fiscal year.

Compensation.  A Fund does not  directly  compensate  any Trustee or officer for their normal duties and services.  Mr. Soden,  and Mr. Adams, who are interested
Trustees due to their employment with the Funds' Manager and underwriter  and/or
BMA are  compensated  by Jones & Babson  and not by the  Funds.  The fees of the
Independent  Trustees,  including travel and other expenses related to the Board meetings,  are paid by Jones & Babson  pursuant to the  provisions of the Fund's
Management Agreement.

Each  Independent  Trustee  receives an annual retainer of $4,000 for serving on the Board each of the Funds and $1000.00 for each Trust Board meeting  attended.
The Board of Trustees  generally  meets four times each year for each Fund.  The following chart sets forth the Trustees'  annual  compensation,  all of which is paid by Jones & Babson for the period ending June 30,2002.

                        Compensation for      Pension or    Total Compensation
                         Serving on the       Retirement        From All
Name of Director          Funds Board      Benefits Accrued     J&B Funds
--------------------------------------------------------------------------------
Stephen S. Soden*           NA                    NA               NA
P. Bradley Adams*           NA                    NA               NA
Eric T. Jager             $3,000                  NA             $7,000
John A. MacDonald         $3,000                  NA             $7,000
Steve W. Panknin          $3,000                  NA             $7,000
James R. Seward           $3,000                  NA             $7,000

*As "interested"  Trustees,  Messrs. Soden and Adams receive no compensation for their services as Trustees.

Code of Ethics.  Each Fund, its Manager,  Sub-Advisor and principal  underwriter has each adopted a code of ethics, as required by federal securities laws. Under each entities' code of ethics, persons, who are designated as access persons may engage in personal securities  transactions,  including  transactions  involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially  comply  with  the  recommendations  contained  in the  Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

Custodian.  The J&B  Mid-Cap  Aggressive  Growth  Fund's  and the J&B  Small-Cap
Aggressive  Growth  Fund's  assets are held for  safekeeping  by an  independent custodian,  UMB Bank,  n.a.,  Kansas  City,  Missouri  ("UMB"),  and by  foreign subcustodians  as  discussed  below.  This means UMB,  rather  than a Fund,  has possession of the Fund's cash and  securities.  UMB is not  responsible  for any
Fund's investment management or administration.  But, as directed by the Trust's officers, it delivers cash to those who have sold securities to a Fund in return for such securities,  and to those who have purchased portfolio  securities from the Fund, it delivers such  securities in return for their cash purchase  price.
It also collects income directly from issuers of securities  owned by a Fund and holds this for payment to shareholders  after deduction of the Fund's  expenses.
The custodian is compensated for its services by the Manager.

The J&B Small-Cap  International  Fund's assets are held for  safekeeping  by an
independent   custodian,   State  Street  Bank  and  Trust  Company  of  Boston,
Massachusetts  and foreign  subcustodians as discussed  below.  This means State
Street Bank and Trust  Company,  rather  than the Fund,  has  possession  of the
Fund's  cash  and  securities.  State  Street  Bank  and  Trust  Company  is not
responsible  for the Fund's  investment  management or  administration.  But, as directed  by the  Fund's  officers,  it  delivers  cash to those  who have  sold securities  to the Fund in  return  for such  securities,  and to those who have purchased  portfolio  securities  from the Fund, it delivers such  securities in return for their cash  purchase  price.  It also collects  income  directly from issuers  of  securities  owned  by the  Fund  and  holds  this  for  payment  to
shareholders   after  deduction  of  the  Fund's  expenses.   The  custodian  is
compensated for its services by the Fund.

Pursuant to rules  adopted under the 1940 Act, the Fund may maintain its foreign securities  and cash in the  custody  of  certain  eligible  foreign  banks  and securities  depositories.  Selection of these foreign custodial  institutions is made by the  custodian,  subject  to the  supervision  of the Board of  Trustees following a consideration of a number of factors, including (but not limited to)
the eligibility and financial  stability of the institution;  the ability of the institution to perform capably  custodial  services for the Fund; the reputation of the institution in its national market;  the political and economic stability of the  country  in which the  institution  is  located;  and  further  risks of potential nationalization or expropriation of Fund assets.

Independent  Auditors.  The Trust's financial statements are audited annually by independent  auditors approved by the Trustees each year. Ernst & Young LLP, One
Kansas City Place, 1200 Main Street,  Suite 2000,  Kansas City,  Missouri 64105,
serves as the Trust's present independent auditor.

Control Persons and Principal Holders of the Funds.  Control persons are persons deemed to control a Fund because they own  beneficially  25% of the  outstanding equity  securities.  Principal  holders are persons that own  beneficially 5% or more of a  Fund's  outstanding  equity  securities.  As of  June  30,  2002  the following were either control persons or principal holders:

J&B Mid-Cap Aggressive Growth Fund--------------------------------------
Business Men's Assurance Co. of America     71.3%
Jones & Babson, Inc.                        23.8%

J&B Small-Cap Aggressive Growth Fund------------------------------------
Business Men's Assurance Co. of America     55.3%
Jennie Edmundson Memorial Hospital      19.7%
Jones & Babson, Inc.                        18.4%

J&B Small-Cap International Fund----------------------------------------
Business Men's Assurance Co. of America     73.4%
Jones & Babson, Inc.                        24.5%

                             DISTRIBUTIONS AND TAXES

2001 Tax Act.  On June 7, 2001,  President  Bush  signed  into law the  Economic
Growth and Tax Relief  Reconciliation  Act of 2001 (the "Tax Act").  The Tax Act
includes  provisions  that  significantly  reduce  individual  income tax rates, provide  for  marriage  penalty  relief,  eliminate  current  phase-outs  of the standard  deduction  and personal  exemptions,  provide for  additional  savings
incentives  for   individuals,   generally  by  increasing  the  maximum  annual
contribution limits applicable to retirement and education savings programs, and provide for limited estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in a Fund, their impact on the Funds are limited, as is discussed in the following paragraphs.

Distributions  of Net Investment  Income.  The Funds receive income generally in the form of dividends  and  interest on their  investments.  This  income,  less expenses  incurred  in  the  operation  of a  Fund,  constitutes  a  Fund's  net investment income from which dividends may be paid to shareholders. If you are a taxable  investor,  any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

Distributions  of Capital Gains. In general,  the Funds may derive capital gains and losses in connection  with sales or other  dispositions  of their  portfolio securities.  Distributions  from net short-term capital gains will be taxable to you as ordinary income.  Distributions  from net long-term capital gains will be taxable to you as long-term capital gains,  regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed  more frequently,  if necessary to reduce or eliminate excise or income taxes on the Fund.

Taxation of Five Year Gains  (shareholders in the 10 and 15% federal  brackets).
If you  are  in  the 10 or 15%  individual  income  tax  bracket,  capital  gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive  distributions from the Fund's sale of securities held for more than five years,  these  gains are subject to a maximum  rate of tax of 8%. The Funds will inform you in January of the portion of any capital gain  distributions you received for the  previous  year that were five year gains  qualifying  for this reduced tax rate.

Taxation of Five Year Gains  (shareholders in higher federal  brackets).  If you are in a higher  individual  income tax bracket (for example,  the 25, 28, 33 or
35% brackets when these  brackets are fully  phased-in in the year 2006) capital gain  distributions  are  generally  subject  to a  maximum  rate of tax of 20%.
Beginning in the year 2006, any  distributions  from a Fund's sale of securities purchased  after  January  1,  2001 and held for more than  five  years  will be subject to a maximum rate of tax of 18%.

You may, however,  elect to mark shares of a Fund that you purchase to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before  this  date  will  also be  eligible  for the  18%  maximum  rate of tax, beginning in 2006.  However,  in making the election,  you are required to pay a tax on any  appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding  period in the shares as of that date.  The election does not apply to Fund shares redeemed on or before January 2, 2002.

Effect of Foreign Investments on Distributions.  Some portion of gains or losses realized from the sale of foreign debt  securities  may be due to differences in the  exchange  rates  between  the U.S.  Dollar and  foreign  currencies.  These
"foreign  exchange"  gains  or  losses  can  affect  the  International   Fund's
distributions.  Most  foreign  exchange  gains  realized  on the  sale  of  debt securities  are treated as  ordinary  income by the  International  Fund for tax purposes.  Similarly, foreign exchange losses realized by the International Fund on the sale of debt  securities  are  generally  treated as ordinary  losses tax purposes.  These gains when distributed  will be taxable as ordinary  dividends, and any losses will reduce the  International  Fund's ordinary income  otherwise available  for  distribution.  This  treatment  could  increase  or  reduce  the
International Fund's ordinary income distributions, and may cause some or all of the  International  Fund's previously  distributed  income to be classified as a return of capital.

The Funds may be subject to foreign  withholding taxes on income from certain of their foreign  securities.  If more than 50% of the  International  Fund's total assets at the end of the  fiscal  year are  invested  in  securities  of foreign corporations,  it may elect to  pass-through  each  investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement that  investors  receive  from the Fund will show more  taxable  income than was actually distributed. However, investors will be entitled to either deduct their
share  of  such  taxes  in  computing   their  taxable  income  or  (subject  to
limitations)  claim a foreign  tax  credit  for such  taxes  against  their U.S.
federal  income tax.  The  International  Fund will provide  investors  with the information  necessary  to complete  their  individual  income tax returns if it makes this election.

Information  on the Amount and Tax  Character of  Distributions.  The Funds will inform you of the amount of your  ordinary  income  dividends  and capital gains distributions at the time they are paid, and will advise you of their tax status for federal  income tax purposes  shortly after the close of each calendar year.
If you have not held Fund  shares  for a full  year,  a Fund may  designate  and distribute to you, as ordinary  income or capital  gains, a percentage of income that is not equal to the actual  amount of such income  earned during the period of your investment in the Fund.

Election To Be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated  investment company under Subchapter M of the Internal
Revenue  Code and  intends to so qualify  during the  current  fiscal  year.  As regulated  investment  companies,  the Funds generally do not pay federal income tax on the income and gains they  distribute to you. The Funds'  Boards  reserve the right not to  maintain  a Fund's  qualification  as a  regulated  investment
company,   if  it  determines   this  course  of  action  to  be  beneficial  to
shareholders.  In that case,  a Fund will be subject to  federal,  and  possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary  dividend income to the extent of such Fund's earnings and profits.

Excise  Tax  Distribution  Requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code  requires a Fund to  distribute  to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  amounts in December (or in January that are treated by you as received in
December)  to avoid these  excise  taxes,  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

Redemption  of Fund Shares.  Redemptions,  including  redemptions  in-kind,  and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different  J&B Fund,  the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any  gain or loss  that you  realize  will be  capital  gain or loss and will be long-term or short-term,  generally  depending on how long you hold your shares.
Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption  of Fund  shares  held for more than five  years may be  subject to a reduced rate of tax. Any loss  incurred on the  redemption or exchange of shares held for six months or less will be treated as a long-term  capital  loss to the extent of any long-term  capital gains  distributed  to you by the Fund on those shares.  All or a portion of any loss that you realize  upon the  redemption  of your Fund shares will be  disallowed  to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares you buy.

U.S.   Government   Obligations.   Income  earned  on  certain  U.S.  government
obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations,  for example Government  National
Mortgage  Association ("GNMA") or Federal National Mortgage Association ("FNMA")
obligations,  generally  does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Dividends-Received   Deduction  for   Corporations.   If  you  are  a  corporate
shareholder,  you should note that the Funds  anticipate only a small percentage
of  any   dividends   the   Funds  pay  are   expected   to   qualify   for  the
dividends-received  deduction.  Qualifying  dividends  generally  are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct  these  qualified  dividends,  thereby  reducing  the tax that you  would otherwise  be  required  to  pay  on  these  dividends.  The  dividends-received deduction will be available only with respect to dividends  designated by a Fund as eligible for this treatment.  All dividends,  including the deducted portion, must be included in your  calculation of  alternative  minimum  taxable  income.
Because the International Fund's income is derived primarily from investments in foreign  rather than domestic U.S  securities,  no portion of its  distributions will generally be eligible for the dividends-received deduction.

Investment in Complex  Securities.  The Funds may invest in complex  securities, such as covered  call  options,  that could affect  whether  gains and losses it recognizes are treated as ordinary  income or capital gains, or could affect the amount,  timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities,  that could  require  them to accrue and  distribute  income not yet received. In order to generate sufficient cash to make these distributions,  the
Funds  could be  required  to sell  securities  in their  portfolios  that  they otherwise  might have  continued  to hold.  These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial  statements of the Funds,  which are contained in the June
30, 2002,  Annual Report to Shareholders are  incorporated  herein by reference.
Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

J&B Funds (the "Trust") which  consists of three  separate  series - J&B Mid-Cap
Aggressive Growth Fund series,  J&B Small-Cap  Aggressive Growth Fund series and
J&B  Small-Cap  International  Fund series - was  organized as a business  trust under the Delaware  Business Trust Act on August 4, 2000. Each series represents interests  in a separate  portfolio  of  investments  and is subject to separate liabilities.  Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees.  The beneficial interest of each series is divided into an unlimited  number of shares,  with no par value.  Each share has equal  dividend,  voting,  liquidation and redemption rights. There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and  nonassessable.  Fractional  shares have  proportional  voting rights.  Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued.  The Trust does not  intend  to hold  regular  annual  shareholder  meetings.  Upon the  Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series,  would not be entitled to share in the distribution of assets belonging to any other series.

If they  deem it  advisable  and in the  best  interests  of  shareholders,  the
Trustees may create  additional series of shares and may create multiple classes of shares of each  series,  which may differ from each other as to expenses  and dividends.

                           OTHER JONES & BABSON FUNDS

Jones & Babson,  Inc. also distributes the Buffalo Group of Mutual Funds,  which are Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund, Buffalo
USA Global Fund,  Buffalo  Science & Technology Fund and Buffalo Small Cap Fund.
In addition, Jones and Babson, Inc. manages and distributes, in association with its investment advisor,  David L. Babson & Company Inc., nine no-load funds that comprise the Babson  Mutual Fund Group,  which are Babson  Growth  Fund,  Babson
Enterprise  Fund,  Babson  Enterprise II Fund,  Babson Value Fund,  Shadow Stock
Fund,  Babson-Stewart  Ivory International Fund, Babson Bond Trust, Babson Money
Market Fund and Babson Tax-Free Income Fund. A prospectus for any of these Funds may be obtained from Jones & Babson,  Inc., BMA Tower, 700 Karnes Blvd.,  Kansas
City, MO 64108-3306.

                          APPENDIX-RATINGS INFORMATION

Commercial Paper Ratings.--------------------------------------------------
S&P           Moody's              Description

A-1           Prime-1 (P-1)        This indicates that the degree
                                   of safety regarding timely payments is
                                   strong. Standard & Poor's rates those
                                   issues determined to possess extremely
                                   strong safety characteristics as A-1+.

A-2           Prime-2 (P-2)        Capacity for timely payment on commercial
                                   paper is satisfactory,  but the relative
                                   degree of safety is not as high as for
                                   issues  designated A-1. Earnings trends and
                                   coverage  ratios,  while sound will be
                                   more subject to  variation.  Capitalization
                                   characteristic  while  still appropriated,
                                   may  be  more  affected  by  external
                                   conditions.  Ample alternate liquidity is
                                   maintained.

A-3           Prime-3              Satisfactory  capacity  for timely
                                   repayment.  Issues  that carry this rating
                                   are (P-3) somewhat more vulnerable to the
                                   adverse changes in circumstances  than
                                   obligations carrying the higher
                                   designations.

B             N/A                  Issues rated "B" are regarded as having
                                   only an adequate capacity for timely
                                   payment.  Furthermore, such capacity may be
                                   damaged by changing conditions or short-
                                   term adversities.

C             N/A                  This rating is assigned to short-term debt
                                   obligations  with a doubtful  capacity for
                                   payment.

D             N/A                  This  rating  indicates  that the issuer
                                   is either in default or is expected to be
                                   in default upon maturity.

Moody's  commercial  paper  rating is an opinion of the  ability of an issuer to repay  punctually  promissory  obligations  not having an  original  maturity in excess of nine months.  Moody's only rating,  prime, means that it believes that the  commercial  paper note will be redeemed  as agreed.  The  criteria  used by
Moody's for rating a commercial  paper issuer under this graded system  include, but are not limited to the following  factors:  (1) evaluation of the management of the issuer;  (2) economic  evaluation of the issuer's  industry or industries and an  appraisal  of  speculative  type risks  which may be inherent in certain areas;  (3) evaluation of the issuer's  products in relation to competition  and customer  acceptance;  (4) liquidity;  (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years;  (7)  financial  strength of a
parent  company  and  relationships   which  exist  with  the  issuer;  and  (8)
recognition by the  management of obligations  which may be present or may arise as a  result  of  public  interest  questions  and  preparations  to  meet  such obligations.  S&P's  commercial  paper  rating  is a current  assessment  of the likelihood  of timely  repayment of debt having an original  maturity of no more than 270 days.

                                    J&B FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Agreement and  Declaration of Trust dated August 4, 2000 is  incorporated herein by reference to Exhibit No.  EX-99.a.1 of Registrant's  Registration
     Statement on Form N-1A as filed with the Securities and Exchange Commission
     (the "SEC") via EDGAR on August 11, 2000 (File No. 811-10039).

(a)(2)  Certificate  of Trust as filed with the State of  Delaware  on August 4,
     2000 is  incorporated  herein by reference to Exhibit No.  EX-99.a.2 of the
     Registrant's  Registration Statement on Form N-1A as filed with the SEC via
     EDGAR on August 11, 2000 (File No. 811-10039).

(a)(3)  Officer's  Certificate  designating  the  three  initial  series  of the
     Registrant  dated November 28, 2000 is incorporated  herein by reference to
     Exhibit No.  EX-99.a.3 of the  Registrant's  Pre-Effective  Amendment #1 on
     Form N-1A as filed with the SEC via EDGAR on  November  29,  2000 (File No.
     811-10039).

(b)  By-Laws,  effective  as of October 24,  2000,  are  incorporated  herein by
     reference  to  Exhibit  No.  EX-99.b  of  the  Registrant's   Pre-Effective
     Amendment  #1 on Form N-1A as filed with the SEC via EDGAR on November  29,
     2000 (File No. 811-10039).

(c)  Instruments Defining Rights of Security Holders.

     See Article III,  "Shares" and Article V  "Shareholders'  Voting Powers and
     Meetings" of the Registrant's Agreement and Declaration of Trust.

     See also,  Article  II,  "Meetings  of  Shareholders"  of the  Registrant's
     By-Laws.

(d)(1) Management Agreement between the Registrant, on behalf of its series, J&B
     Small-Cap  International  Fund, and Jones & Babson, Inc. dated December 19,
     2000 is  incorporated  herein by reference to Exhibit No.  EX-99.d.1 of the
     Registrant's Post-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on December 20, 2000 (File No. 811-10039).

(d)(2) Management Agreement between the Registrant, on behalf of its series, J&B
     Small-Cap  Aggressive Growth Fund, and Jones & Babson,  Inc. dated December
     19, 2000 is  incorporated  herein by reference to Exhibit No.  EX-99.d.2 of the Registrant's Post-Effective Amendment #1 on Form N-1A as filed with the
     SEC via EDGAR on December 20, 2000 (File No. 811-10039).

(d)(3) Management Agreement between the Registrant, on behalf of its series, J&B
     Mid-Cap Aggressive Growth Fund, and Jones & Babson, Inc. dated December 19,
     2000 is  incorporated  herein by reference to Exhibit No.  EX-99.d.3 of the
     Registrant's Post-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on December 20, 2000 (File No. 811-10039).

(d)(4) Sub-Advisory Agreement between the Registrant, on behalf of J&B Small-Cap
     International Fund, Jones & Babson, Inc. and Denver Investment Advisors LLC
     dated December 11, 2000 is incorporated  herein by reference to Exhibit No.
     EX-99.d.2 of the  Registrant's  Pre-Effective  Amendment #2 on Form N-1A as
     filed with the SEC via EDGAR on December 15, 2000 (File No. 811-10039).

(d)(5) Sub-Advisory Agreement between the Registrant, on behalf of J&B Small-Cap
     International Fund, Jones & Babson, Inc. and KB Growth Advisors,  LLC dated
     December  11,  2000 is  incorporated  herein by  reference  to Exhibit  No.
     EX-99.d.3 of the  Registrant's  Pre-Effective  Amendment #2 on Form N-1A as
     filed with the SEC via EDGAR on December 15, 2000 (File No. 811-10039).

(d)(6) Sub-Advisory Agreement between the Registrant, on behalf of J&B Small-Cap
     International  Fund, Jones & Babson,  Inc. and McKinley Capital Management,
     Inc. dated December 11, 2000 is incorporated herein by reference to Exhibit
     No. EX-99.d.4 of the Registrant's  Pre-Effective  Amendment #2 on Form N-1A
     as filed with the SEC via EDGAR on December 15, 2000 (File No. 811-10039).

(e)  Underwriting  Agreement  between the  Registrant  and Jones & Babson,  Inc.
     dated November 1, 2000 is  incorporated  herein by reference to Exhibit No.
     EX-99.e of the  Registrant's  Post-Effective  Amendment  #1 on Form N-1A as
     filed with the SEC via EDGAR on December 20, 2000 (File No. 811-10039).

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)(1) Custodian  Agreement  between the  Registrant  and UMB Bank,  N.A.  dated
     October 30,  1995,  as amended,  is  incorporated  herein by  reference  to
     Exhibit No.  EX-99.g.1 of the  Registrant's  Pre-Effective  Amendment #2 on
     Form N-1A as filed with the SEC via EDGAR on  December  15,  2000 (File No.
     811-10039).

(g)(2) Custodian and Remote Access  Agreement  between the  Registrant and State
     Street Bank and Trust  Company  dated  December  20,  2000 is  incorporated
     herein  by  reference  to  Exhibit  No.   EX-99.g.2  of  the   Registrant's
     Post-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on
     December 20, 2000 (File No. 811-10039).

(h)  Transfer Agency Agreement  between the Registrant and Jones & Babson,  Inc.
     dated as of  December  15,  2000 is  incorporated  herein by  reference  to
     Exhibit No. EX-99.h of the Registrant's  Pre-Effective Amendment #2 on Form
     N-1A as filed  with the SEC via  EDGAR  on  December  15,  2000  (File  No.
     811-10039).

(i)  Opinion  and Consent of Counsel  dated  November  28, 2000 is  incorporated
     herein  by   reference   to  Exhibit  No.   EX-99.i  of  the   Registrant's
     Pre-Effective  Amendment #1 on Form N-1A as filed with the SEC via EDGAR on
     November 29, 2000 (File No. 811-10039).

(j)(1)  Consent  of  Independent  Auditors  is filed  herewith  as  Exhibit  No.
     EX-99.j.1.

(j)(2) Power of  Attorney is  incorporated  herein by  reference  to Exhibit No.
     EX-99.j.2 of the  Registrant's  Pre-Effective  Amendment #1 on Form N-1A as
     filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(k)  Omitted Financial Statements.

     Not  Applicable.

(l)  Initial Capital Agreements.

     Not  Applicable.

(m)  Rule 12b-1 Plan.

     Not  Applicable.

(n)  Rule 18f-3 Plan.

     Not  Applicable.

(p)(1) Code  of  Ethics  of the  Registrant,  its  Manager  and  Underwriter  is
     incorporated   herein  by  reference  to  Exhibit  No.   EX-99.p.1  of  the
     Registrant's  Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(p)(2) Code of Ethics of Denver Investment Advisors, Inc. is incorporated herein by reference to Exhibit No.  EX-99.p.2  of the  Registrant's  Pre-Effective
     Amendment  #1 on Form N-1A as filed with the SEC via EDGAR on November  29,
     2000 (File No. 811-10039).

(p)(3) Code of Ethics of  Knappenberger  Bayer,  Inc. is incorporated  herein by reference  to  Exhibit  No.  EX-99.p.3  of the  Registrant's  Pre-Effective
     Amendment  #1 on Form N-1A as filed with the SEC via EDGAR on November  29,
     2000 (File No. 811-10039).

(p)(4) Code of Ethics of  McKinley  Capital  Management,  Inc.  is  incorporated
     herein  by  reference  to  Exhibit  No.   EX-99.p.4  of  the   Registrant's
     Pre-Effective  Amendment #1 on Form N-1A as filed with the SEC via EDGAR on
     November 29, 2000 (File No. 811-10039).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

     Article  VII,  Section  2(a) of the  Agreement  and  Declaration  of  Trust
provides  that to the  fullest  extent  that  limitations  on the  liability  of
Trustees  and officers are  permitted  by the Delaware  Business  Trust Act, the officers and Trustees  shall not be  responsible  or liable in any event for any act or omission of: any agent or employee of the Trust;  any Investment  Adviser or  Principal  Underwriter  of the Trust;  or with  respect to each  Trustee and officer, the act or omission of any other Trustee or officer,  respectively. The
Trust,  out of the Trust  Property,  shall  indemnify and hold harmless each and every  officer  and  Trustee  from and  against  any and all claims and  demands whatsoever arising out of or related to such officer's or Trustee's  performance of his or her duties as an officer or Trustee of the Trust.  This  limitation on liability  applies to events  occurring at the time a Person serves as a Trustee or  officer of the Trust  whether or not such  Person is a Trustee or officer at the time of any  proceeding  in which  liability  is  asserted.  Nothing  herein contained shall indemnify,  hold harmless or protect any officer or Trustee from or against any  liability to the Trust or any  Shareholder  to which such Person would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such
Person's office.

     Article  VII,  Section  2(b)  provides  that every  note,  bond,  contract,
instrument,   certificate  or  undertaking  and  every  other  act  or  document whatsoever  issued,  executed or done by or on behalf of the Trust, the officers or  the  Trustees  or any  of  them  in  connection  with  the  Trust  shall  be conclusively deemed to have been issued,  executed or done only in such Person's capacity  as  Trustee  and/or  as  officer,  and such  Trustee  or  officer,  as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The  principal  business of Jones & Babson,  Inc. is the  management  of the J&B
Funds  and  Babson  Funds  families  of  mutual  funds.  It also  provides  fund
accounting,   fund   administration   and  fund  transfer  agency  services  for
non-affiliated  mutual  funds,  and has  expertise  in the tax and pension  plan field.  It  supervises a number of prototype  and  profit-sharing  plan programs sponsored by various organizations  eligible to be prototype plan sponsors.  The principal  business of each  sub-adviser  is to provide  investment  counsel and advice to a wide variety of clients.

For information as to any other business, profession,  vocation or employment of a substantial  nature in which each director or officer of Jones & Babson,  Inc.
is or has been  engaged  for his own  account or in the  capacity  of  director, officer,  employee, partner or trustee within the last two fiscal years, Jones &
Babson,  Inc.'s Form ADV (File  #801-7330),  which is currently on file with the
SEC as required by the Investment  Advisers Act of 1940, as amended,  (the "1940
Act") is hereby incorporated by reference.

For information as to any other business, profession,  vocation or employment of a  substantial  nature in which each  director  or officer of Denver  Investment
Advisors  LLC is or has been  engaged for his own account or in the  capacity of director,  officer,  employee,  partner  or  trustee  within the last two fiscal years,  Denver Investment  Advisors LLC's Form ADV (File  #801-47933),  which is currently  on  file  with  the  SEC as  required  by the  1940  Act,  is  hereby incorporated by reference.

For information as to any other business, profession,  vocation or employment of a substantial  nature in which each  director or officer of KB Growth  Advisors,
LLC is or has been  engaged for his own account or in the  capacity of director, officer,  employee,  partner or trustee  within  the last two fiscal  years,  KB
Growth Advisors,  LLC's Form ADV (File  #801-57161),  which is currently on file with the SEC as required by the 1940 Act, is hereby incorporated by reference.

For information as to any other business, profession,  vocation or employment of a  substantial  nature in which each  director  or officer of  McKinley  Capital
Management,  Inc. is or has been  engaged for his own account or in the capacity of director,  officer,  employee,  partner or trustee within the last two fiscal years, McKinley Capital Management, Inc.'s Form ADV (File #801-38751),  which is currently  on  file  with  the  SEC as  required  by the  1940  Act,  is  hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)  Jones & Babson,  Inc., the principal  underwriter of the  Registrant,  also acts as principal underwriter for the following:

                  David L. Babson Growth Fund, Inc.
                  Babson Enterprise Fund, Inc.
                  Babson Enterprise Fund II, Inc.
                  D.L. Babson Money Market Fund, Inc.
                  D.L. Babson Tax-Free Income Fund, Inc.
                  D.L. Babson Bond Trust
                           -Portfolio L
                           -Portfolio S
                  Babson Value Fund, Inc.
                  Shadow Stock Fund, Inc.
                  Babson-Stewart Ivory International Fund, Inc.
                  Buffalo Balanced Fund, Inc.
                  Buffalo Large Cap Fund, Inc.
                  Buffalo High Yield Fund, Inc.
                  Buffalo Small Cap Fund, Inc.
                  Buffalo USA Global Fund, Inc.
                  Buffalo Funds
                           -Buffalo Science & Technology Fund
                           -Buffalo Mid Cap Fund
                  Investors Mark Series Fund, Inc.
                           -Balanced Portfolio
                           -Global Fixed Income Portfolio
                           -Growth & Income Portfolio
                           -Intermediate Fixed Income Portfolio
                           -Large Cap Value Portfolio
                           -Large Cap Growth Portfolio
                           -Mid Cap Equity Portfolio
                           -Money Market Portfolio
                           -Small Cap Equity Portfolio
                  BMA Variable Annuity Account A
                  BMA Variable Life Account A

(b)  Herewith is the information required by the following table with respect to each  director,  officer or partner of the  underwriter  named in answer to
     Item 20 of Part B:

   Name and Principal           Position & Offices           Positions & Offices
    Business Address             with Underwriter               with Registrant
Stephen S. Soden            President, Chief Executive      President, Chairman
700 Karnes Blvd.            Officer, Chairman of the            and Trustee
Kansas City, MO                 Board and Director
64108-3306
David L. Higley                      Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306
Edward S. Ritter                     Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306
David A. Gates                       Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306
Robert N. Sawyer                     Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306
Michael K. Deardorff                 Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306
P. Bradley Adams            Vice President, Chief           Trustee, Treasurer
700 Karnes Blvd.         Financial Officer, Treasurer    and Principal Financial
Kansas City, MO                  and Director             & Accounting Officer
64108-3306
Martin A. Cramer                Vice President and          Vice President and
700 Karnes Blvd.                     Secretary                  Secretary
Kansas City, MO
64108-3306
William G. Cooke                Vice President and             Vice President
700 Karnes Blvd.             Chief Compliance Officer       and Chief Compliance
Kansas City, MO                                                 Officer
64108-3306
Constance E. Martin         Vice President and Director        Vice President
700 Karnes Blvd.
Kansas City, MO
64108-3306

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company  Act of 1940,  as  amended  and  Rules (17 CFR
270-31a-1 to 31a-3)  promulgated  thereunder,  is in the physical  possession of
Jones & Babson,  Inc.,  at BMA Tower,  700 Karnes Blvd.,  Kansas City,  Missouri
64108-3306.

ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  Registration  Statement under Rule 485(b) under the Securities Act and has duly  caused  this  Registration  Statement  to be signed  on its  behalf by the undersigned,  duly  authorized,  in the City of  Kansas  City,  and the State of
Missouri on the ____ day of September, 2002.

                                              J&B Funds

                                              Stephen S. Soden
                                              President, Chairman and Trustee

     Pursuant to the  requirements  of the  Securities  Act,  this  Registration
Statement has been signed below by the following  persons in the  capacities and the date(s) indicated.

Signature                   Title                            Date

                            President, Chairman and Trustee  September __, 2002
Stephen S. Soden

                            Trustee, Treasurer and Principal September __, 2002
P. Bradley Adams            Financial & Accounting Officer

                            Trustee                          September __, 2002
Eric T. Jager*

                            Trustee                          September __, 2002
John A. MacDonald*

                            Trustee                          September __, 2002
Steve W. Panknin*

                            Trustee                          September __, 2002
James R. Seward*

         * By
                  Stephen S. Soden
                  Pursuant to Power of Attorney previously filed.

                                  EXHIBIT INDEX

                   EXHIBITS                                       EXHIBIT NO.

Consent of Independent Auditors                                    EX-99.j.1